                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08837

                         THE SELECT SECTOR SPDR(R) TRUST
               (Exact name of registrant as specified in charter)

                 One Lincoln Street, Boston, Massachusetts 02111
               (Address of principal executive offices) (zip code)

(Name and Address of Agent for Service)                         Copy to:

          Ryan M. Louvar, Esq.                             Stuart Strauss, Esq.
  State Street Bank and Trust Company                    Clifford Chance US LLP
       One Lincoln Street/CPH0326                          31 West 52nd Street
            Boston, MA 02111                            New York, New York 10019

       Registrant's telephone number, including area code: (303) 623-2577

Date of fiscal year end: September 30

Date of reporting period: September 30, 2008

ITEM 1. REPORTS TO SHAREHOLDERS.

[SELECT SECTOR SPDR LOGO]

Start Weaving a stronger portfolio today.

The Select Sector SPDR Trust

[HEALTH CARE LOGO]

[FINANCIAL LOGO]

[UTILITIES LOGO]

[ENERGY LOGO]

[TECHNOLOGY LOGO]

[CONSUMER DISCRETIONARY LOGO]

[CONSUMER STAPLES LOGO]

[MATERIALS LOGO]

[INDUSTRIAL LOGO]

Annual Report

September 30, 2008

                          Select Sector Spider Heading


                            SELECT SECTOR SPDR FUNDS
The Select Sector SPDR Trust consists of nine separate investment portfolios (each a "Select Sector SPDR Fund" or a "Fund" and collectively the "Select Sector SPDR Funds" or the "Funds").

Select Sector SPDR Funds are "index funds" that unbundle the benchmark S&P 500(R) and give you ownership in particular sectors or groups of industries that are represented by a specified Select Sector Index. Through a single share, investors can buy or sell any of nine major industry sectors that make up the S&P 500(R) much as they buy or sell a share of stock. Select Sector SPDR Fund shares are different from the shares of conventional mutual funds. Select Sector SPDR Funds trade on a national securities exchange.

NINE SELECT SECTOR SPDR FUNDS
Shares are available for exchange trading in the following Funds of The Select Sector SPDR Trust:


THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND     XLY
THE CONSUMER STAPLES SELECT SECTOR SPDR FUND           XLP
THE ENERGY SELECT SECTOR SPDR FUND                     XLE
THE FINANCIAL SELECT SECTOR SPDR FUND                  XLF
THE HEALTH CARE SELECT SECTOR SPDR FUND                XLV
THE INDUSTRIAL SELECT SECTOR SPDR FUND                 XLI
THE MATERIALS SELECT SECTOR SPDR FUND                  XLB
THE TECHNOLOGY SELECT SECTOR SPDR FUND                 XLK
THE UTILITIES SELECT SECTOR SPDR FUND                  XLU


Each of these Funds is designed to, before expenses, correspond generally to the price and yield performance of a Select Sector Index. Each Fund's portfolio is comprised principally of shares of constituent companies in the S&P 500(R). Each stock in the S&P 500(R) is allocated to only one Select Sector Index. The combined companies of the nine Select Sector Indexes represent all of the companies in the S&P 500(R). Each Select Sector SPDR Fund can be expected to move up or down in value with its underlying Select Sector Index. Investors cannot invest directly in an index. Funds focused on a single sector generally experience greater price fluctuations than the overall stock market.

OBJECTIVE
Select Sector SPDR Funds are designed to provide investors with an affordable way to invest in a portfolio of equity securities in a sector or group of industries in a single trade. Select Sector SPDR Funds allow you to custom tailor asset allocations to fit your particular investment needs or goals. One Fund may complement another; individual Select Sector SPDR Funds can be used to increase exposure to certain industries that may be outperforming the market or to hedge other holdings in your portfolio. Although an individual Select Sector SPDR Fund may bear a higher level of risk than a broad-market fund, because of less diversity, sector investments may also offer opportunities for returns greater than an investment in the entire S&P 500(R) Index.

                          Select Sector Spider Heading


TABLE OF CONTENTS


PRESIDENT'S LETTER TO SHAREHOLDERS.........................................    1
MANAGEMENT'S DISCUSSION AND ANALYSIS OF FUND PERFORMANCE
  The Consumer Discretionary Select Sector SPDR Fund (XLY).................    2
  The Consumer Staples Select Sector SPDR Fund (XLP).......................    7
  The Energy Select Sector SPDR Fund (XLE).................................   12
  The Financial Select Sector SPDR Fund (XLF)..............................   17
  The Health Care Select Sector SPDR Fund (XLV)............................   22
  The Industrial Select Sector SPDR Fund (XLI).............................   27
  The Materials Select Sector SPDR Fund (XLB)..............................   32
  The Technology Select Sector SPDR Fund (XLK).............................   37
  The Utilities Select Sector SPDR Fund (XLU)..............................   42
SCHEDULES OF INVESTMENTS
  The Consumer Discretionary Select Sector SPDR Fund (XLY).................   47
  The Consumer Staples Select Sector SPDR Fund (XLP).......................   49
  The Energy Select Sector SPDR Fund (XLE).................................   50
  The Financial Select Sector SPDR Fund (XLF)..............................   51
  The Health Care Select Sector SPDR Fund (XLV)............................   53
  The Industrial Select Sector SPDR Fund (XLI).............................   54
  The Materials Select Sector SPDR Fund (XLB)..............................   55
  The Technology Select Sector SPDR Fund (XLK).............................   56
  The Utilities Select Sector SPDR Fund (XLU)..............................   58
FINANCIAL STATEMENTS.......................................................   60
FINANCIAL HIGHLIGHTS.......................................................   68
NOTES TO FINANCIAL STATEMENTS..............................................   77
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM....................   88
OTHER INFORMATION..........................................................   89

                          Select Sector Spider Heading


                       PRESIDENT'S LETTER TO SHAREHOLDERS

DEAR SHAREHOLDERS:

Enclosed is the annual report for the Select Sector SPDR Trust for the fiscal year ended September 30, 2008, together with Management's Discussion and Analysis for each of the Select Sector SPDR Funds.

Recently, the world has witnessed many unprecedented market events. What began as a rather anemic year rapidly declined as financial turmoil continued to ripple out from Wall Street to Main Street. Market volatility has been extremely high on some days, the fed funds rate is at a low 1.5%, and the S&P 500 Index fell approximately 36% for the twelve months ended October 31, 2008. What once seemed likely to be no worse than a mid-cycle soft-landing appears to have "morphed" into an outright recession. The initial slowdown began in the second quarter of 2006, when housing starts began to fall. The recession probably began in January of this year, when payroll employment began to decline. The transition from soft- to hard-landing reflected an unfortunate combination of events. Against the backdrop of weak residential construction, lending standards tightened, gasoline prices kept rising, home prices fell nationally and financial markets dissolved into chaos. Not surprisingly then, household confidence plunged and consumer spending stalled.

Despite the multitude of problems facing the economy, GDP advanced quite robustly in the quarter ended June 30, 2008, due to effects of the early summer fiscal stimulus package. However as summer came to a close, the financial world was turned upside down when Lehman Brothers filed for bankruptcy, followed closely by the sale of Merrill Lynch and the government bailout of AIG. Investors seeking safe havens are turning to T-bills and gold as the crisis continues and the government works to put together a plan to get the economy back on its feet.

In the face of continued volatility in the market, the nine Select Sector SPDRs exchange traded funds continue to perform as expected, even during the most challenging of times. We appreciate your support of the Select Sector SPDR Trust and look forward to serving your investment needs in the future.

Sincerely,

 /s/ Gary L. French
Gary L. French
President
The Select Sector SPDR Trust

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Consumer Discretionary Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Consumer Discretionary Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of the Index.

For the twelve-month period ended September 30, 2008, the Fund returned -22.39% as compared to the Consumer Discretionary Select Sector Index return of -22.41% and the S&P 500(R) Index return of -21.98%.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices). In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve-month period ended September 30, 2008, drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, investment banks in the United States faced extinction. Lehman Brothers filed for bankruptcy and Merrill Lynch entered a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase, AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the year, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ending September 30, 2008,) and the S&P Emerging markets fell over 27% in the final quarter and 32% for the full twelve months.

All of this financial turmoil severely impacted many sectors of the market, with the Consumer Discretionary sector being no exception, joining the S&P 500 Index with four consecutive quarters in decline. Many large consumer service companies, like Time Warner, News Corp, CBS and DirectTV were large contributors to the overall decline in the sector as entertainment stocks and news circulators suffer from the economic slowdown. In addition, large automakers like GM and Ford were also feeling the impact of the credit crunch and the lower demand for new vehicles due to rising gas prices, especially during the first half of 2008.

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                MANAGEMENT'S DISCUSSION AND ANALYSIS (CONTINUED)

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.


PERFORMANCE AS OF SEPTEMBER 30, 2008


 ----------------------------------------------------------------------------------------------------------------------

                                              CUMULATIVE TOTAL RETURN                 AVERAGE ANNUAL TOTAL RETURN

                                     ----------------------------------------------------------------------------------
                                                                   CONSUMER                                  CONSUMER
                                                                  DISCRETION-                               DISCRETION-
                                                                      ARY                                       ARY
                                       NET ASSET      MARKET        SELECT       NET ASSET      MARKET        SELECT
                                         VALUE         VALUE     SECTOR INDEX      VALUE         VALUE     SECTOR INDEX
 ----------------------------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 9/30/08              -22.39%       -21.63%       -22.41%       -22.39%       -21.63%       -22.41%

 ----------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/08           -10.52%        -9.78%       -10.19%        -3.64%        -3.37%        -3.52%
 ----------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/08              6.76%         7.57%         7.72%         1.32%         1.47%         1.50%
 ----------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                  24.29%        25.26%        27.36%         2.25%         2.33%         2.50%
 ----------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2008.

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                          CONSUMER DISCRETIONARY                CONSUMER DISCRETIONARY
                               SELECT SECTOR         S&P 500         SELECT SECTOR
                               SPDR FUND(A)         INDEX(C)           INDEX(B)
                          ----------------------    --------    ----------------------
12/16/98                         10000.00           10000.00           10000.00
12/31/98                         10705.00           10584.00           10710.00
03/31/99                         11652.00           11111.00           11659.00
                                 12145.00           11895.00           12159.00
09/30/99                         10717.00           11152.00           10730.00
                                 12675.00           12811.00           12705.00
03/31/00                         11973.00           13104.00           12015.00
                                 10611.00           12756.00           10656.00
09/30/00                         10275.00           12631.00           10346.00
                                 10575.00           11644.00           10657.00
03/31/01                         10807.00           10264.00           10900.00
                                 11440.00           10864.00           11541.00
09/30/01                          9613.00            9269.00            9705.00
                                 11988.00           10260.00           12120.00
03/31/02                         12520.00           10288.00           12667.00
                                 11504.00            8909.00           11643.00
09/30/02                          9523.00            7370.00            9643.00
                                  9717.00            7992.00            9846.00
03/31/03                          9576.00            7740.00            9708.00
                                 11394.00            8931.00           11562.00
09/30/03                         11642.00            9168.00           11824.00
                                 13310.00           10284.00           13529.00
03/31/04                         13463.00           10458.00           13695.00
                                 13417.00           10638.00           13658.00
09/30/04                         13252.00           10439.00           13498.00
                                 15028.00           11403.00           15325.00
03/31/05                         14167.00           11158.00           14453.00
                                 14004.00           11311.00           14294.00
09/30/05                         13889.00           11718.00           14181.00
                                 14046.00           11963.00           14348.00
03/31/06                         14466.00           12466.00           14773.00
                                 14389.00           12287.00           14703.00
09/30/06                         15098.00           12983.00           15437.00
                                 16636.00           13852.00           17022.00
03/31/07                         16502.00           13941.00           16897.00
                                 17095.00           14816.00           17515.00
09/30/07                         16015.00           15117.00           16414.00
                                 14413.00           14613.00           14774.00
03/31/08                         13564.00           13232.00           13905.00
                                 12510.00           12872.00           12820.00
09/30/08                         12429.00           11794.00           12736.00

                          Select Sector Spider Heading


              THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ---------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             MCDONALD'S      THE WALT       COMCAST             TIME WARNER,         HOME DEPOT,
                            CORP.           DISNEY CO.     CORP. (CLASS A)     INC.                 INC.
 ---------------------------------------------------------------------------------------------------------------------
    SHARES                  1,295,028       2,160,703      3,360,197           4,125,613            1,955,722

 ---------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $79,903,228     66,311,975     65,960,667          54,086,786           50,633,643
 ---------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         8.0             6.7            6.6                 5.4                  5.1
 ---------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*

(PIE CHART IN %)


Auto Components                                2.50
Automobiles                                    3.00
Distributors                                   0.80
Diversified Consumer Services                  1.60
Hotels Restaurants & Leisure                  15.80
Household Durables                             5.45
Internet & Catalog Retail                      3.10
Leisure Equipment & Products                   1.80
Media                                         31.10
Multi-line Retail                              9.50
Specialty Retail                              19.80
Textiles, Apparel & Luxury Goods               5.60




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Consumer Staples Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Consumer Staples Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of the Index.

For the twelve-month period ended September 30, 2008, the Fund returned 0.28% as compared to the Consumer Staples Select Sector Index return of 0.47% and the S&P 500(R) Index return of -21.98%.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices). In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve-month period ended September 30, 2008, drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, investment banks in the United States faced extinction. Lehman Brothers filed for bankruptcy and Merrill Lynch entered a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase, AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the year, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ending September 30, 2008,) and the S&P Emerging markets fell over 27% in the final quarter and 32% for the full twelve months.

Comparatively, the Index performed very well during this period -- even managing to register a positive return. Typically referred to as "defensive" stocks for their ability to outperform the broad market in times of bear markets, Consumer Staples stocks' performance during this period was no exception. Consisting of food, beverage & tobacco manufacturers, supermarkets & drug stores, demand for the products in this sector remains very inelastic during economic troughs, and historically tends to outperform most other sectors in bear markets. UST Inc. and Wal-Mart both contributed positively to the Fund's return during the past twelve months, while Anheuser-Busch InBev, Wrigley and General Mills rounded out the top five performers.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                MANAGEMENT'S DISCUSSION AND ANALYSIS (CONTINUED)

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE CONSUMER STAPLES SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET     CONSUMER STAPLES    NET ASSET    MARKET     CONSUMER STAPLES
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 9/30/08                   0.28%      0.72%           0.47%           0.28%      0.72%            0.47%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/08               25.58%     26.24%          26.88%           7.89%      8.08%            8.26%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/08                48.94%     49.48%          51.33%           8.29%      8.37%            8.64%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     24.07%     24.60%          27.50%           2.23%      2.27%            2.51%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2008.

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

CONSUMER STAPLES SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           CONSUMER STAPLES                CONSUMER STAPLES
                             SELECT SECTOR      S&P 500      SELECT SECTOR
                             SPDR FUND(A)      INDEX(C)        INDEX(B)
                           ----------------    --------    ----------------
12/16/98                       10000.00        10000.00        10000.00
12/31/98                       10451.00        10584.00        10453.00
03/31/99                       10193.00        11111.00        10201.00
06/30/99                        9890.00        11895.00         9895.00
09/30/99                        8755.00        11152.00         8761.00
12/31/99                        8916.00        12811.00         8936.00
03/31/00                        8228.00        13104.00         8255.00
06/30/00                        9875.00        12756.00         9901.00
09/30/00                        9797.00        12631.00         9833.00
12/31/00                       11212.00        11644.00        11266.00
03/31/01                        9798.00        10264.00         9849.00
06/30/01                        9644.00        10864.00         9702.00
09/30/01                        9945.00         9269.00        10011.00
12/31/01                       10098.00        10260.00        10172.00
03/31/02                       10390.00        10288.00        10474.00
06/30/02                        8922.00         8909.00         8997.00
09/30/02                        7989.00         7370.00         8056.00
12/31/02                        8083.00         7992.00         8157.00
03/31/03                        7554.00         7740.00         7627.00
06/30/03                        8228.00         8931.00         8314.00
09/30/03                        8331.00         9168.00         8426.00
12/31/03                        8966.00        10284.00         9075.00
03/31/04                        9448.00        10458.00         9572.00
06/30/04                        9570.00        10638.00         9703.00
09/30/04                        9028.00        10439.00         9155.00
12/31/04                        9666.00        11403.00         9811.00
03/31/05                        9684.00        11158.00         9837.00
06/30/05                        9609.00        11311.00         9765.00
09/30/05                        9880.00        11718.00        10049.00
12/31/05                        9941.00        11963.00        10117.00
03/31/06                       10122.00        12466.00        10309.00
06/30/06                       10413.00        12287.00        10613.00
09/30/06                       10979.00        12983.00        11199.00
12/31/06                       11379.00        13852.00        11613.00
03/31/07                       11635.00        13941.00        11920.00
06/30/07                       11920.00        14816.00        12217.00
09/30/07                       12372.00        15117.00        12691.00
12/31/07                       12800.00        14613.00        13135.00
03/31/08                       12486.00        13232.00        12821.00
06/30/08                       11916.00        12872.00        12240.00
09/30/08                       12407.00        11794.00        12750.00

                          Select Sector Spider Heading


                 THE CONSUMER STAPLES SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ---------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             PROCTER &        WAL-MART         PHILIP MORRIS         COCA-COLA       PEPSICO,
                            GAMBLE CO.       STORES, INC.     INTERNATIONAL, INC.   CO.             INC.
 ---------------------------------------------------------------------------------------------------------------------
    SHARES                  7,164,162        5,302,752        4,870,811             2,754,213       1,857,654

 ---------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $499,270,450     317,581,817      234,286,009           145,642,784     132,395,001
 ---------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         17.1             10.9             8.0                   5.0             4.5
 ---------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*

(PIE CHART IN %)


Beverages                                     16.90
Food & Staples Retailing                      25.70
Food Products                                 17.00
Household Products                            23.80
Personal Products                              2.20
Tobacco                                       14.40




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Energy Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Energy Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of the Index.

For the twelve-month period ended September 30, 2008, the Fund returned -13.87% as compared to the Energy Select Sector Index return of -13.69% and the S&P 500(R) Index return of -21.98%.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices). In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve-month period ended September 30, 2008, drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, investment banks in the United States faced extinction. Lehman Brothers filed for bankruptcy and Merrill Lynch entered a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase, AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the year, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ending September 30, 2008,) and the S&P Emerging markets fell over 27% in the final quarter and 32% for the full twelve months.

All of this financial turmoil severely impacted many sectors of the market, with the Energy sector being no exception. Despite the roller coaster ride of Energy sector returns throughout the twelve months ended September 30, 2008, the final quarter ended in a decline of nearly 28%, which resulted in the Energy sector giving back nearly its entire double-digit upswing from the prior quarter. Although the Energy sector was enjoying the rise in oil prices for a while, due to more recent price declines and a dip in demand, this sector is joining others in negative territory. Many stocks in the Index suffered negative returns for the twelve month period, including large names like Exxon Mobil, Chevron and ConocoPhillips. Other large oil-related companies like Schlumberger and National-Oilwell Varco were also negatively impacted by decrease in demand and cancelled orders as a result of the national credit crunch.

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                MANAGEMENT'S DISCUSSION AND ANALYSIS (CONTINUED)

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                          Select Sector Spider Heading


                     THE ENERGY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE ENERGY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET          ENERGY         NET ASSET    MARKET          ENERGY
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                 -13.87%    -13.73%          -13.69%         -13.87%    -13.73%          -13.69%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/08               23.26%     23.25%           24.22%           7.22%      7.22%            7.50%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/08               183.80%    183.51%          187.89%          23.20%     23.17%           23.55%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    214.39%    214.50%          223.64%          12.41%     12.41%           12.74%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2008.

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

ENERGY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           ENERGY SELECT
                            SECTOR SPDR      S&P 500     ENERGY SELECT
                              FUND(A)       INDEX(C)    SECTOR INDEX(B)
                           -------------    --------    ---------------
12/16/98                      10000.00      10000.00        10000.00
12/31/98                       9835.00      10584.00         9859.00
03/31/99                      10483.00      11111.00        10512.00
06/30/99                      11993.00      11895.00        11993.00
09/30/99                      11791.00      11152.00        11800.00
12/31/99                      11707.00      12811.00        11730.00
03/31/00                      12672.00      13104.00        12717.00
06/30/00                      13098.00      12756.00        13167.00
09/30/00                      14314.00      12631.00        14400.00
12/31/00                      14558.00      11644.00        14657.00
03/31/01                      13514.00      10264.00        13623.00
06/30/01                      13419.00      10864.00        13535.00
09/30/01                      11482.00       9269.00        11595.00
12/31/01                      11885.00      10260.00        12006.00
03/31/02                      12913.00      10288.00        13059.00
06/30/02                      11780.00       8909.00        11920.00
09/30/02                       9561.00       7370.00         9669.00
12/31/02                      10138.00       7992.00        10262.00
03/31/03                      10207.00       7740.00        10342.00
06/30/03                      11041.00       8931.00        11198.00
09/30/03                      11078.00       9168.00        11242.00
12/31/03                      12811.00      10284.00        13015.00
03/31/04                      13663.00      10458.00        13889.00
06/30/04                      14727.00      10638.00        14990.00
09/30/04                      16426.00      10439.00        16741.00
12/31/04                      17092.00      11403.00        17433.00
03/31/05                      20248.00      11158.00        20676.00
06/30/05                      21087.00      11311.00        21513.00
09/30/05                      25500.00      11718.00        26054.00
12/31/05                      23967.00      11963.00        24495.00
03/31/06                      25991.00      12466.00        26598.00
06/30/06                      27173.00      12287.00        27820.00
09/30/06                      25728.00      12983.00        26349.00
12/31/06                      28352.00      13852.00        29054.00
03/31/07                      29167.00      13941.00        29911.00
06/30/07                      33559.00      14816.00        34443.00
09/30/07                      36500.00      15117.00        37497.00
12/31/07                      38655.00      14613.00        39730.00
03/31/08                      36236.00      13232.00        37271.00
06/30/08                      43375.00      12872.00        44656.00
09/30/08                      31439.00      11794.00        32364.00

                          Select Sector Spider Heading


                      THE ENERGY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ---------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXXON MOBIL        CHEVRON                            SCHLUMBERGER,     OCCIDENTAL PETROLEUM
                            CORP.              CORP.           CONOCOPHILLIPS     LTD.              CORP.
 ---------------------------------------------------------------------------------------------------------------------------
    SHARES                  15,998,077         10,177,655      7,646,597          4,113,462         4,486,514

 ---------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,242,410,660     839,452,984     560,113,230        321,220,248       316,074,911
 ---------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         18.8               12.7            8.5                4.9               4.8
 ---------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*

(PIE CHART IN %)


Energy Equipment & Services                   22.20
Oil, Gas & Consumable Fuels                   77.80




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Financial Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Financial Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of the Index.

For the twelve-month period ended September 30, 2008, the Fund returned -39.24% as compared to the Financial Select Sector Index return of -39.29% and the S&P 500(R) Index return of -21.98%.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices). In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve-month period ended September 30, 2008, drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, investment banks in the United States faced extinction. Lehman Brothers filed for bankruptcy and Merrill Lynch entered a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase, AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the year, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ending September 30, 2008,) and the S&P Emerging markets fell over 27% in the final quarter and 32% for the full twelve months.

The major themes of the Financial sector during the twelve-month period ended September 30, 2008, were: considerable uncertainty due to elevated commodity prices and fragile credit conditions. The period began with a wave of huge write-downs at financial firms. Financials were the leading negative story in 2007, as exposure to troubled mortgage investments and securitized income structures eroded balance sheets at banks and brokers, and tightening credit standards dimmed business prospects for loan originators. December 2007 saw shares of bond insurer MBIA nearly cut in half, as the company disclosed that it had written guarantees on $8.1 billion of especially exotic instruments. The period from March to June 2008 opened on a hopeful note, with official liquidity facilities providing relief to financial institutions and credit markets stabilizing in the wake of the Bear Stearns merger into JPMorgan Chase. In July 2008,

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                MANAGEMENT'S DISCUSSION AND ANALYSIS (CONTINUED)


government credit lines expanded for Fannie Mae and Freddie Mac. Instead of improving, prices for risky bonds began to fall from already depressed levels, and the U.S. government decided it needed to take over full operational control of Fannie Mae and Freddie Mac through a conservatorship. This move severely diluted Fannie and Freddie equity holders, and financial stocks saw renewed pressure during the second week of the month. Shares of insurance giant AIG plunged, and brokerage firms Merrill Lynch and Lehman Brothers saw particularly sharp declines.

Bank of America took over Merrill Lynch, while Lehman Brothers, unable to line up support, was left with no choice but to file for bankruptcy. The renewed damage in the credit markets was dramatic and persistent. A leading money-market fund saw its net asset value per share break below a dollar as it deemed its holdings of Lehman commercial paper worthless. The credit protection that AIG had underwritten in recent years became onerous enough to threaten financial firms around the world, and the US government provided capital of $85 billion to stabilize the company.

Although the majority of this period was dominated by the disarray in the Financial sector, the consolidation in banking seemed to bode well for the survivors. Indeed, Financial stocks as a whole proved relatively resilient in the last three months of the period. While stocks in brokerage firms and AIG shares declined, many banks rallied as investors reasoned that their stable deposit bases would help them benefit from a steeper yield curve and diminished competition. Still, Financials remained the poorest performer of all S&P 500 sectors for the twelve months.

Real estate investment trusts (REITs) continued to perform better than Financials as a whole in the most recent quarter, resisting the growing impact of credit market strains and a dimming outlook for commercial property. Dividend income north of 5% no doubt kept investors interested as government yields retreated.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE FINANCIAL SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         FINANCIAL       NET ASSET    MARKET         FINANCIAL
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 9/30/08                 -39.24%    -39.44%          -39.29%         -39.24%    -39.44%          -39.29%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/08              -25.97%    -26.28%          -25.58%          -9.54%     -9.66%           -9.38%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/08               -10.16%    -10.55%           -9.20%          -2.12%     -2.20%           -1.91%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     11.60%     11.05%           14.11%           1.13%      1.08%            1.36%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2008.

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

FINANCIAL SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           FINANCIAL SELECT
                              SECTOR SPDR       S&P 500    FINANCIAL SELECT
                                FUND(A)        INDEX(C)     SECTOR INDEX(B)
                           ----------------    --------    ----------------
12/16/98                       10000.00        10000.00        10000.00
12/31/98                       10597.00        10584.00        10585.00
03/31/99                       11371.00        11111.00        11362.00
06/30/99                       11925.00        11895.00        11914.00
09/30/99                       10097.00        11152.00        10087.00
12/31/99                       10956.00        12811.00        10961.00
03/31/00                       11195.00        13104.00        11212.00
06/30/00                       10885.00        12756.00        10905.00
09/30/00                       13446.00        12631.00        13489.00
12/31/00                       13743.00        11644.00        13802.00
03/31/01                       12418.00        10264.00        12473.00
06/30/01                       13386.00        10864.00        13454.00
09/30/01                       11631.00         9269.00        11695.00
12/31/01                       12489.00        10260.00        12568.00
03/31/02                       12914.00        10288.00        13004.00
06/30/02                       11945.00         8909.00        12031.00
09/30/02                        9907.00         7370.00         9982.00
12/31/02                       10634.00         7992.00        10725.00
03/31/03                       10086.00         7740.00        10177.00
06/30/03                       11934.00         8931.00        12058.00
09/30/03                       12428.00         9168.00        12567.00
12/31/03                       13879.00        10284.00        14054.00
03/31/04                       14541.00        10458.00        14738.00
06/30/04                       14191.00        10638.00        14387.00
09/30/04                       14238.00        10439.00        14438.00
12/31/04                       15350.00        11403.00        15583.00
03/31/05                       14367.00        11158.00        14592.00
06/30/05                       14977.00        11311.00        15223.00
09/30/05                       15077.00        11718.00        15333.00
12/31/05                       16303.00        11963.00        16596.00
03/31/06                       16822.00        12466.00        17136.00
06/30/06                       16790.00        12287.00        17113.00
09/30/06                       18113.00        12983.00        18481.00
12/31/06                       19373.00        13852.00        19787.00
03/31/07                       18811.00        13941.00        19225.00
06/30/07                       19199.00        14816.00        19631.00
09/30/07                       18368.00        15117.00        18795.00
12/31/07                       15737.00        14613.00        16101.00
03/31/08                       13542.00        13232.00        13853.00
06/30/08                       11073.00        12872.00        11315.00
09/30/08                       11160.00        11794.00        11411.00

                          Select Sector Spider Heading


                    THE FINANCIAL SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ---------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             JPMORGAN           BANK OF           WELLS FARGO
                            CHASE & CO.        AMERICA CORP.     & CO.           CITIGROUP, INC.     U.S. BANCORP
 ---------------------------------------------------------------------------------------------------------------------
    SHARES                  27,160,447         33,620,040        24,395,784      40,146,835          12,843,493

 ---------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $1,268,392,875     1,176,701,400     915,573,773     823,411,586         462,622,618
 ---------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         10.7               9.9               7.7             6.9                 3.9
 ---------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*

(PIE GRAPH IN %)


Capital Markets                               17.60
Commercial Banks                              18.80
Consumer Finance                               4.50
Diversified Financial Services                31.20
Insurance                                     18.80
Real Estate Investment Trusts (REITS)          8.20
Real Estate Management & Development           0.10
Thrifts & Mortgage Finance                     0.80




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Healthcare Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Health Care Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of the Index.

For the twelve month period ending September 30, 2008, the Fund had a return of -12.55% as compared to the Health Care Select Sector Index return of -12.41% and the S&P 500(R) Index return of -21.98%.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices). In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve-month period ended September 30, 2008, drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, investment banks in the United States faced extinction. Lehman Brothers filed for bankruptcy and Merrill Lynch entered a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase, AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the year, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ending September 30, 2008,) and the S&P Emerging markets fell over 27% in the final quarter and 32% for the full twelve months.

For the twelve months ended September 30, 2008, the Fund outperformed the S&P 500 benchmark return by nearly nine and a half percent. The relative strong return of the Fund was mainly driven by three factors. One of these is the fact that Health Care is a defensive sector which tends to do well when the market is doing poorly as has been the case over the last twelve months. Another factor is the continued successful launches of both pharmaceutical and medical devices. Though generic pharmaceuticals continue to make inroads, there have been several extremely successful product launches during the period. Finally while other industries are retrenching, Health Care sales, stock buybacks and expectations regarding future sales in general continue to grow. Essentially, there are many signs in the economy

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                MANAGEMENT'S DISCUSSION AND ANALYSIS (CONTINUED)


that the American consumer has started to retrench their purchasing but Health Care, owing to its relatively unique nature, has not been impacted much by this activity.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

During the prior twelve months, there were four constituent changes to the Index. There were two deletions and two additions. The deletions were Bausch & Lomb and ManorCare. The additions were Davita and Intuitive Surgical.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE HEALTH CARE SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        HEALTH CARE      NET ASSET    MARKET        HEALTH CARE
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                 -12.55%    -11.96%          -12.41%         -12.55%    -11.96%          -12.41%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/08                1.69%      2.26%            2.33%           0.56%      0.75%            0.77%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/08                17.31%     17.92%           18.72%           3.24%      3.35%            3.49%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     40.01%     40.71%           43.71%           3.50%      3.55%            3.77%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2008.

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

HEALTH CARE SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                            HEALTH CARE                  HEALTH CARE
                           SELECT SECTOR     S&P 500    SELECT SECTOR
                            SPDR FUND(A)    INDEX(C)       INDEX(B)
                           -------------    --------    -------------
12/16/98                      10000.00      10000.00       10000.00
12/31/98                      10817.00      10584.00       10828.00
03/31/99                      11659.00      11111.00       11707.00
06/30/99                      12297.00      11895.00       12362.00
09/30/99                      11203.00      11152.00       11278.00
12/31/99                      12988.00      12811.00       13091.00
03/31/00                      12937.00      13104.00       13056.00
06/30/00                      12352.00      12756.00       12455.00
09/30/00                      12193.00      12631.00       12281.00
12/31/00                      11486.00      11644.00       11566.00
03/31/01                      11357.00      10264.00       11437.00
06/30/01                      12430.00      10864.00       12524.00
09/30/01                       9913.00       9269.00        9996.00
12/31/01                      11464.00      10260.00       11569.00
03/31/02                      12440.00      10288.00       12565.00
06/30/02                      11576.00       8909.00       11697.00
09/30/02                      10735.00       7370.00       10853.00
12/31/02                      11270.00       7992.00       11404.00
03/31/03                      11379.00       7740.00       11522.00
06/30/03                      12499.00       8931.00       12668.00
09/30/03                      11934.00       9168.00       12105.00
12/31/03                      12933.00      10284.00       13129.00
03/31/04                      12869.00      10458.00       13074.00
06/30/04                      13204.00      10638.00       13424.00
09/30/04                      12480.00      10439.00       12694.00
12/31/04                      13120.00      11403.00       13356.00
03/31/05                      13034.00      11158.00       13276.00
06/30/05                      13565.00      11311.00       13827.00
09/30/05                      13768.00      11718.00       14043.00
12/31/05                      13968.00      11963.00       14256.00
03/31/06                      14127.00      12466.00       14427.00
06/30/06                      13405.00      12287.00       13696.00
09/30/06                      14757.00      12983.00       15090.00
12/31/06                      14958.00      13852.00       15304.00
03/31/07                      15093.00      13941.00       15450.00
06/30/07                      15852.00      14816.00       16236.00
09/30/07                      16010.00      15117.00       16407.00
12/31/07                      15995.00      14613.00       16400.00
03/31/08                      14129.00      13232.00       14489.00
06/30/08                      13950.00      12872.00       14313.00
09/30/08                      14001.00      11794.00       14371.00

                          Select Sector Spider Heading


                   THE HEALTH CARE SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             JOHNSON &                         ABBOTT
                            JOHNSON          PFIZER, INC.     LABORATORIES     MERCK & CO., INC.     AMGEN, INC.
 -------------------------------------------------------------------------------------------------------------------
    SHARES                  4,989,659        12,034,117       2,332,534        3,824,572             1,890,565

 -------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $345,683,576     221,909,117      134,307,308      120,703,492           112,053,788
 -------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         14.5             9.3              5.7              5.1                   4.7
 -------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*

(PIE GRAPH IN %)


Biotechnology                                 12.80
Health Care Equipment & Supplies              18.20
Health Care Providers & Services              15.40
Health Care Technology                         0.30
Life Sciences Tools & Services                 3.20
Pharmaceuticals                               50.10




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Industrial Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Industrial Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this, the Fund utilizes a low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of the Index.

For the twelve-month period ended September 30, 2008, the Fund returned -23.55% as compared to the Industrial Select Sector Index return of -23.54% and the S&P 500(R) Index return of -21.98%.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices). In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve-month period ended September 30, 2008, drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, investment banks in the United States faced extinction. Lehman Brothers filed for bankruptcy and Merrill Lynch entered a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase, AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the year, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ending September 30, 2008,) and the S&P Emerging markets fell over 27% in the final quarter and 32% for the full twelve months.

For the twelve-month period ended September 30, 2008, the Industrial sector dropped each quarter with the third quarter posting the deepest decline. The Fund's negative performance was heavily weighted down by companies operating in the industrial conglomerates and construction and farm machinery industries. Railroads, trucking and building products were the only three industries that posted positive returns in the twelve months. For the twelve months ended September 30, 2008, only 7 out of 56 companies in the Fund had positive returns. Poor performance of the Industrials was heavily influenced by the wide-spread concerns that the credit crisis could spread to the heart of the U.S. economy regardless of the outcome of government bail-out attempts to provide liquidity. High commodity costs, lower

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                MANAGEMENT'S DISCUSSION AND ANALYSIS (CONTINUED)


government spending and tightening credit conditions for both consumers and businesses created a tough environment to operate in for Industrials in the last twelve months.

Three of the Fund's largest holdings, General Electric, Boeing and United Technologies Corp, were the largest detractors to the Fund's return for the twelve-month period ended September 30, 2008. As the company operates a financial services arm, GE Capital, GE's stock has suffered significantly due to its large exposure to the credit markets. Additionally, investors were concerned that the company's earnings could be hurt further by project delays and cancellations, consumer delinquencies and GE's ability to finance operations.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE INDUSTRIAL SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        INDUSTRIAL       NET ASSET    MARKET        INDUSTRIAL
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 9/30/08                 -23.55%    -23.17%          -23.54%         -23.55%    -23.17%          -23.54%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/08                7.41%      7.69%            8.01%           2.41%      2.50%            2.60%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/08                43.25%     43.70%           44.85%           7.45%      7.52%            7.69%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     56.42%     56.86%           60.74%           4.68%      4.70%            4.96%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2008.

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

INDUSTRIAL SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           INDUSTRIAL SELECT
                              SECTOR SPDR        S&P 500    INDUSTRIAL SELECT
                                FUND(A)         INDEX(C)     SECTOR INDEX(B)
                           -----------------    --------    -----------------
12/16/98                        10000.00        10000.00         10000.00
12/31/98                        10759.00        10584.00         10765.00
03/31/99                        11010.00        11111.00         11027.00
06/30/99                        13153.00        11895.00         13181.00
09/30/99                        12740.00        11152.00         12774.00
12/31/99                        13223.00        12811.00         13280.00
03/31/00                        13001.00        13104.00         13075.00
06/30/00                        12786.00        12756.00         12873.00
09/30/00                        13645.00        12631.00         13754.00
12/31/00                        14150.00        11644.00         14268.00
03/31/01                        12030.00        10264.00         12135.00
06/30/01                        13194.00        10864.00         13318.00
09/30/01                        10766.00         9269.00         10870.00
12/31/01                        12696.00        10260.00         12827.00
03/31/02                        12498.00        10288.00         12647.00
06/30/02                        10986.00         8909.00         11118.00
09/30/02                         9019.00         7370.00          9130.00
12/31/02                         9557.00         7992.00          9682.00
03/31/03                         8996.00         7740.00          9119.00
06/30/03                        10448.00         8931.00         10608.00
09/30/03                        10923.00         9168.00         11097.00
12/31/03                        12662.00        10284.00         12879.00
03/31/04                        12534.00        10458.00         12758.00
06/30/04                        13587.00        10638.00         13841.00
09/30/04                        13501.00        10439.00         13763.00
12/31/04                        14869.00        11403.00         15171.00
03/31/05                        14601.00        11158.00         14904.00
06/30/05                        14151.00        11311.00         14451.00
09/30/05                        14563.00        11718.00         14882.00
12/31/05                        15282.00        11963.00         15628.00
03/31/06                        16489.00        12466.00         16875.00
06/30/06                        16547.00        12287.00         16944.00
09/30/06                        16385.00        12983.00         16789.00
12/31/06                        17360.00        13852.00         17800.00
03/31/07                        17661.00        13941.00         18119.00
06/30/07                        19419.00        14816.00         19939.00
09/30/07                        20461.00        15117.00         21022.00
12/31/07                        19652.00        14613.00         20199.00
03/31/08                        18731.00        13232.00         19262.00
06/30/08                        17257.00        12872.00         17738.00
09/30/08                        15642.00        11794.00         16074.00

                          Select Sector Spider Heading


                    THE INDUSTRIAL SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------------------

                            GENERAL          UNITED PARCEL     UNITED
    DESCRIPTION             ELECTRIC         SERVICE, INC.     TECHNOLOGIES     3M             BOEING
                            CO.              (CLASS B)         CORP.            CO.            CO.
 -------------------------------------------------------------------------------------------------------------------
    SHARES                  10,525,010       1,468,234         1,432,640        1,024,758      1,106,028

 -------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $268,387,755     92,337,236        86,044,358       70,001,219     63,430,706
 -------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         16.1             5.6               5.2              4.2            3.8
 -------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*

(PIE CHART IN %)


Aerospace & Defense                           25.4
Air Freight & Logistics                        9.2
Airlines                                       1.0
Building Products                              0.6
Commercial & Professional Services             5.4
Construction & Engineering                     1.8
Electrical Equipment                           4.3
Industrial Conglomerates                      22.6
Machinery                                     17.2
Road & Rail                                   11.3
Trading Companies & Distributors               1.2




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Materials Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Materials Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this, the Fund utilizes a low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of the Index.

For the twelve-month period ended September 30, 2008, the Fund returned -19.58% as compared to the Materials Select Sector Index return of -19.61% and the S&P 500(R) Index return of -21.98%.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices). In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve-month period ended September 30, 2008, drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, investment banks in the United States faced extinction. Lehman Brothers filed for bankruptcy and Merrill Lynch entered a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase, AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the year, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ending September 30, 2008,) and the S&P Emerging markets fell over 27% in the final quarter and 32% for the full twelve months.

The Fund suffered over the twelve-month period ended September 30, 2008. Aluminum producer Alcoa was the worst performer over the period, costing the Fund in negative return. Not far behind was the prior year's top performer, Freeport-McMoran Copper & Gold. Chemicals manufacturer Rohm & Haas Co. was one of the only positive performers during the year, contributing a positive return to the Fund. The sector held its own until the third quarter of 2008, when it was the worst performer in the S&P 500.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                MANAGEMENT'S DISCUSSION AND ANALYSIS (CONTINUED)

There were four constituent changes during the period. There were three additions to the Index:Titanium Metals, AK Steel Holding Co., and CF Industries Holdings, Inc. Temple-Inland was the only deletion during the period; the company was deleted from the Index when it was simultaneously dropped from the S&P 500 after being broken up into three distinct companies.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE MATERIALS SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         MATERIALS       NET ASSET    MARKET         MATERIALS
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------
    ONE YEAR ENDED 9/30/08                 -19.58%    -19.51%          -19.61%         -19.58%    -19.51%          -19.61%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/08               29.17%     28.53%           29.69%           8.91%      8.73%            9.05%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/08                68.75%     68.76%           70.63%          11.03%     11.03%           11.28%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    100.12%    100.08%          106.11%           7.34%      7.34%            7.66%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2008.

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

MATERIALS SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           MATERIALS SELECT
                              SECTOR SPDR       S&P 500    MATERIALS SELECT
                                FUND(A)        INDEX(C)     SECTOR INDEX(B)
                           ----------------    --------    ----------------
12/16/98                       10000.00        10000.00        10000.00
12/31/98                       10429.00        10584.00        10435.00
03/31/99                       10567.00        11111.00        10588.00
06/30/99                       12639.00        11895.00        12656.00
09/30/99                       11559.00        11152.00        11584.00
12/31/99                       12949.00        12811.00        13024.00
03/31/00                       11342.00        13104.00        11414.00
06/30/00                        9749.00        12756.00         9829.00
09/30/00                        8961.00        12631.00         9029.00
12/31/00                       10969.00        11644.00        11055.00
03/31/01                       10341.00        10264.00        10444.00
06/30/01                       11387.00        10864.00        11506.00
09/30/01                       10039.00         9269.00        10155.00
12/31/01                       11260.00        10260.00        11404.00
03/31/02                       12429.00        10288.00        12600.00
06/30/02                       12206.00         8909.00        12383.00
09/30/02                        9412.00         7370.00         9541.00
12/31/02                       10613.00         7992.00        10771.00
03/31/03                        9845.00         7740.00         9996.00
06/30/03                       11185.00         8931.00        11371.00
09/30/03                       11865.00         9168.00        12079.00
12/31/03                       14594.00        10284.00        14882.00
03/31/04                       14339.00        10458.00        14629.00
06/30/04                       14728.00        10638.00        15037.00
09/30/04                       15221.00        10439.00        15553.00
12/31/04                       16527.00        11403.00        16908.00
03/31/05                       16827.00        11158.00        17226.00
06/30/05                       15232.00        11311.00        15597.00
09/30/05                       15495.00        11718.00        15892.00
12/31/05                       17214.00        11963.00        17677.00
03/31/06                       18491.00        12466.00        19011.00
06/30/06                       18414.00        12287.00        18943.00
09/30/06                       18301.00        12983.00        18834.00
12/31/06                       20356.00        13852.00        20967.00
03/31/07                       22205.00        13941.00        22848.00
06/30/07                       23761.00        14816.00        24464.00
09/30/07                       24883.00        15117.00        25637.00
12/31/07                       24830.00        14613.00        25598.00
03/31/08                       24074.00        13232.00        24832.00
06/30/08                       25001.00        12872.00        25792.00
09/30/08                       20012.00        11794.00        20611.00

                          Select Sector Spider Heading


                    THE MATERIALS SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ---------------------------------------------------------------------------------------------------

    DESCRIPTION                              DU PONT (E.I.)
                            MONSANTO         DE NEMOURS         DOW CHEMICAL     FREEPORT-MCMORAN
                            CO.              & CO.              CO.              COPPER & GOLD, INC.
 ---------------------------------------------------------------------------------------------------
    SHARES                  2,170,269        3,559,972          3,650,044        1,514,258

 ---------------------------------------------------------------------------------------------------
    MARKET VALUE            $214,813,226     143,466,872        115,998,398      86,085,567
 ---------------------------------------------------------------------------------------------------
    % OF NET ASSETS         15.4             10.3               8.3              6.2
 ---------------------------------------------------------------------------------------------------

 ---------------------------------------------------------

    DESCRIPTION
                            NEWMONT MINING
                            CORP. (HOLDING CO.)
 ---------------------------------------------------------
    SHARES                  1,597,774

 ---------------------------------------------------------
    MARKET VALUE            61,929,720
 ---------------------------------------------------------
    % OF NET ASSETS         4.4
 ---------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*

(PIE GRAPH IN %)


Chemicals                                     60.00
Construction Materials                         2.90
Containers & packaging                         5.70
Metals & Mining                               22.00
Paper & Forest Products                        9.40




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Technology Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Technology Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of the Index.

For the twelve-month period ended September 30, 2008, the Fund returned -25.68% as compared to the Technology Select Sector Index return of -25.65% and the S&P 500(R) Index return of -21.98%.

There were plenty of headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices). In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve-month period ended September 30, 2008, drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, investment banks in the United States faced extinction. Lehman Brothers filed for bankruptcy and Merrill Lynch entered a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase, AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the year, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ending September 30, 2008,) and the S&P Emerging markets fell over 27% in the final quarter and 32% for the full twelve months.

Like the broader economy -- on the back of global recessionary and credit market fears -- the Technology sector experienced negative returns during the past twelve months. Within the sector, every industry group had negative returns. An underlying theme to the negative performance of many stocks is the pullback in spending by large corporations as well as individual consumers. Semiconductor makers like Nvidia, Micron Technology and Advanced Micro Devices all experienced lower sales during the period in addition to the continued competitive environment among chip makers. Similarly other technology equipment manufacturers like Ciena, Motorola and Tellabs fell on similar budget-cutting moves especially from large corporate clients. Telecommunications providers also fell during the year

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                MANAGEMENT'S DISCUSSION AND ANALYSIS (CONTINUED)


with Sprint Nextel being the worst performer in the industry. Sprint Nextel has continued to lose subscribers over the past few years due to poor customer service, unattractive phones and problems with its purchase of Nextel in 2005.

Despite the nearly across-the-board negative performance in the sector, some individual companies did have positive returns for the period. Companies such as Compuware and Western Union were able to buck the trend of its fellow constituents and each had positive performance for the period. These companies attributed their performance to being able to maintain steady revenue growth while holding the line on expenses. Additionally, Compuware's core business of providing IT systems management has a tendency to do well in tough economic times as its customers seek to extract additional value from their IT resources. Western Union has been able to build its money transfer services in areas like India, China and other emerging markets.

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE TECHNOLOGY SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET        TECHNOLOGY       NET ASSET    MARKET        TECHNOLOGY
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 9/30/08                 -25.68%    -25.94%          -25.65%         -25.68%    -25.94%          -25.65%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/08               -2.30%     -2.74%           -1.82%          -0.77%     -0.92%           -0.61%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/08                14.94%     14.47%           15.97%           2.83%      2.74%            3.01%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                    -30.07%    -30.37%          -28.63%          -3.59%     -3.63%           -3.38%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2008.

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

TECHNOLOGY SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           TECHNOLOGY SELECT
                              SECTOR SPDR        S&P 500    TECHNOLOGY SELECT
                                FUND(A)         INDEX(C)     SECTOR INDEX(B)
                           -----------------    --------    -----------------
12/16/98                        10000.00        10000.00         10000.00
12/31/98                        10851.00        10584.00         10827.00
03/31/99                        12189.00        11111.00         12178.00
06/30/99                        13445.00        11895.00         13445.00
09/30/99                        13700.00        11152.00         13718.00
12/31/99                        18011.00        12811.00         18047.00
03/31/00                        20021.00        13104.00         20086.00
06/30/00                        17985.00        12756.00         18060.00
09/30/00                        15435.00        12631.00         15504.00
12/31/00                        10410.00        11644.00         10459.00
03/31/01                         8255.00        10264.00          8297.00
06/30/01                         9253.00        10864.00          9313.00
09/30/01                         6373.00         9269.00          6414.00
12/31/01                         8020.00        10260.00          8077.00
03/31/02                         7226.00        10288.00          7282.00
06/30/02                         5277.00         8909.00          5319.00
09/30/02                         3933.00         7370.00          3965.00
12/31/02                         4940.00         7992.00          4986.00
03/31/03                         4779.00         7740.00          4826.00
06/30/03                         5677.00         8931.00          5739.00
09/30/03                         6083.00         9168.00          6155.00
12/31/03                         6869.00        10284.00          6955.00
03/31/04                         6784.00        10458.00          6873.00
06/30/04                         6928.00        10638.00          7023.00
09/30/04                         6410.00        10439.00          6503.00
12/31/04                         7227.00        11403.00          7339.00
03/31/05                         6691.00        11158.00          6790.00
06/30/05                         6826.00        11311.00          6931.00
09/30/05                         7157.00        11718.00          7270.00
12/31/05                         7217.00        11963.00          7338.00
03/31/06                         7635.00        12466.00          7769.00
06/30/06                         6996.00        12287.00          7122.00
09/30/06                         7601.00        12983.00          7743.00
12/31/06                         8091.00        13852.00          8243.00
03/31/07                         8114.00        13941.00          8275.00
06/30/07                         8914.00        14816.00          9097.00
09/30/07                         9409.00        15117.00          9599.00
12/31/07                         9321.00        14613.00          9512.00
03/31/08                         7908.00        13232.00          8070.00
06/30/08                         8012.00        12872.00          8179.00
09/30/08                         6993.00        11794.00          7137.00

                          Select Sector Spider Heading


                    THE TECHNOLOGY SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 -----------------------------------------------------------------------------------------------------

    DESCRIPTION             MICROSOFT        AT&T,           INTERNATIONAL BUSINESS     CISCO SYSTEMS,
                            CORP.            INC.            MACHINES CORP.             INC.
 -----------------------------------------------------------------------------------------------------
    SHARES                  9,886,436        7,419,858       1,705,833                  7,437,655

 -----------------------------------------------------------------------------------------------------
    MARKET VALUE            $263,868,977     207,162,435     199,514,228                167,793,497
 -----------------------------------------------------------------------------------------------------
    % OF NET ASSETS         10.8             8.5             8.2                        6.9
 -----------------------------------------------------------------------------------------------------

 ----------------------------------------------------

    DESCRIPTION             HEWLETT-PACKARD
                            CO.
 ----------------------------------------------------
    SHARES                  3,083,629

 ----------------------------------------------------
    MARKET VALUE            142,587,005
 ----------------------------------------------------
    % OF NET ASSETS         5.9
 ----------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*

(PIE GRAPH IN %)


Communications Equipment                      13.90
Computers & Peripherals                       23.40
Diversified Telecommunication Services        14.50
Electronic Equipment, Instruments &
  Components                                   1.90
Internet Software & Services                   7.40
IT Services                                    5.30
Office Electronics                             0.50
Semiconductor & Semiconductor Equipment       11.50
Software                                      19.90
Wireless Telecommunication Services            1.70




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

The Utilities Select Sector SPDR Fund (the "Fund") seeks to provide investment results that, before expenses, correspond to the price and yield performance of the Utilities Select Sector of the S&P 500(R) Index (the "Index"). To accomplish this objective, the Fund utilizes a low cost "passive" or "indexing" investment approach to attempt to approximate the investment performance of the Index.

For the twelve-month period ended September 30, 2008, the Fund returned -14.39% as compared to the Utilities Select Sector Index return of -14.33% and the S&P 500(R) Index return of -21.98%.

There were numerous headlines in the financial press over the last twelve months. Unfortunately, many of them were not good news. We started the year in October 2007 with news of falling housing prices, sub-prime losses, and rising commodity prices. As we moved into 2008, a weakening dollar and rising commodity prices spurred fears of stagflation (low or negative growth with rising prices). In March 2008, the major Wall Street house of Bear Stearns could no longer fund its own business and had no choice but to sell to JP Morgan at the price of $10 per share. Skyrocketing commodity prices, falling housing prices and troubled credit markets dominated news in late spring and early summer. As the twelve-month period ended September 30, 2008, drew to a close, the markets entered a period that has been compared to the crash of 1929. In a matter of weeks, investment banks in the United States faced extinction. Lehman Brothers filed for bankruptcy and Merrill Lynch entered a merger with Bank of America. Soon after that, Morgan Stanley and Goldman Sachs reorganized into bank holding companies. While these changes were occurring, the government seized Washington Mutual and reached a deal to sell most of its assets to JP Morgan Chase, AIG required an $85 Billion loan, and the government unveiled plans for a $700 Billion program to attempt to stabilize markets.

All of these headlines weighed heavily on markets both at home and abroad. The S&P 500 Index fell almost 22% during the year, and posted negative returns in each of the four quarters. The Dow Jones Wilshire 5000 fared marginally better, falling 21.26%. The MSCI ACWI ex USA Index fell 30% (declining 21.8% in the quarter ending September 30, 2008,) and the S&P Emerging markets fell over 27% in the final quarter and 32% for the full twelve months.

During the twelve months ended September 30, 2008, the Fund outperformed the S&P 500 Index by over seven and a half percent. There are several major drivers behind the sector's relative outperformance of the S&P 500 Index. One of these was the relative safety and predictability of the earnings for the constituents of this sector which became increasingly attractive in the face of a very volatile stock market. Many of these companies are interest rate sensitive and offer stability during difficult economic times. The Federal Reserve's reductions to the Fed Funds rate coupled with the expectation of future cuts made utility stocks with their, relative to the S&P 500 Index, comparatively high dividend yield more attractive. Lastly, the decline in commodity prices has been a mixed bag for this Fund's constituents depending mainly on whether their revenue was regulated by the government.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                MANAGEMENT'S DISCUSSION AND ANALYSIS (CONTINUED)

The pain in the equity markets was widespread and credit markets had issues of their own, but there was some good news. Central Banks around the world added significant liquidity to markets throughout the year, the U.S. Federal Reserve cut rates on a number of occasions, and plans to stabilize markets were set in motion.

During the prior twelve months, there were two constituent changes to the Utilities Select Sector SPDR Fund. These were evenly split between an addition, Pepco, and a deletion, TXU.

The views expressed reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report. These views are subject to change at any time based upon market or other conditions and State Street disclaims any responsibility to update such views. These views may not be relied on as investment or an indication of trading intent on behalf of any fund. References to specific securities are not recommendations of such securities, and may not be representative of any Fund's current or future investments.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                               PERFORMANCE SUMMARY

The following performance chart of the Fund's total return at net asset value to the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund's per share net asset value ("NAV") is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund's NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/16/98, 12/22/98, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund's performance is negatively impacted by these deductions.

PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE QUOTED. FOR THE MOST RECENT MONTH END PERFORMANCE INFORMATION VISIT WWW.SECTORSPDRS.COM. INVESTMENT IN THE FUND POSES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE RETURNS DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE TOTAL EXPENSE RATIO FOR THE UTILITIES SELECT SECTOR SPDR FUND AS STATED IN THE FEES AND EXPENSES TABLE OF THE PROSPECTUS DATED JANUARY 31, 2008 IS 0.23%.

PERFORMANCE AS OF SEPTEMBER 30, 2008


 -------------------------------------------------------------------------------------------------------------------------------

                                                    CUMULATIVE TOTAL RETURN                   AVERAGE ANNUAL TOTAL RETURN

                                          --------------------------------------------------------------------------------------
                                          NET ASSET    MARKET         UTILITIES       NET ASSET    MARKET         UTILITIES
                                            VALUE      VALUE     SELECT SECTOR INDEX    VALUE      VALUE     SELECT SECTOR INDEX
 -------------------------------------------------------------------------------------------------------------------------------

    ONE YEAR ENDED 9/30/08                 -14.39%    -14.22%          -14.33%         -14.39%    -14.22%          -14.33%

 -------------------------------------------------------------------------------------------------------------------------------
    THREE YEARS ENDED 9/30/08                8.08%      8.04%            8.73%           2.62%      2.61%            2.83%
 -------------------------------------------------------------------------------------------------------------------------------
    FIVE YEARS ENDED 9/30/08                77.92%     77.33%           80.32%          12.21%     12.14%           12.51%
 -------------------------------------------------------------------------------------------------------------------------------
    SINCE INCEPTION (1)                     58.55%     58.48%           61.65%           4.82%      4.81%            5.02%
 -------------------------------------------------------------------------------------------------------------------------------




 (1) For the period December 16, 1998 to September 30, 2008.

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                         PERFORMANCE SUMMARY (CONTINUED)



COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT

UTILITIES SELECT SECTOR SPDR FUND (BASED ON NET ASSET VALUE)



(PERFORMANCE GRAPH)


                           UTILITIES SELECT
                              SECTOR SPDR       S&P 500    UTILITIES SELECT
                                FUND(A)        INDEX(C)     SECTOR INDEX(B)
                           ----------------    --------    ----------------
12/16/98                       10000.00        10000.00        10000.00
12/31/98                       10369.00        10584.00        10370.00
03/31/99                        9239.00        11111.00         9230.00
06/30/99                       10818.00        11895.00        10779.00
09/30/99                       10366.00        11152.00        10326.00
12/31/99                       10022.00        12811.00         9976.00
03/31/00                        9490.00        13104.00         9461.00
06/30/00                        9789.00        12756.00         9768.00
09/30/00                       11731.00        12631.00        11711.00
12/31/00                       12223.00        11644.00        12205.00
03/31/01                       11704.00        10264.00        11695.00
06/30/01                       11625.00        10864.00        11623.00
09/30/01                       11073.00         9269.00        11075.00
12/31/01                       10627.00        10260.00        10632.00
03/31/02                       10749.00        10288.00        10758.00
06/30/02                        9393.00         8909.00         9403.00
09/30/02                        7293.00         7370.00         7308.00
12/31/02                        7639.00         7992.00         7664.00
03/31/03                        7394.00         7740.00         7424.00
06/30/03                        8955.00         8931.00         9009.00
09/30/03                        8913.00         9168.00         8964.00
12/31/03                        9611.00        10284.00         9677.00
03/31/04                       10095.00        10458.00        10175.00
06/30/04                        9960.00        10638.00        10044.00
09/30/04                       10620.00        10439.00        10720.00
12/31/04                       11899.00        11403.00        12026.00
03/31/05                       12532.00        11158.00        12678.00
06/30/05                       13683.00        11311.00        13859.00
09/30/05                       14662.00        11718.00        14866.00
12/31/05                       13863.00        11963.00        14052.00
03/31/06                       13695.00        12466.00        13889.00
06/30/06                       14463.00        12287.00        14679.00
09/30/06                       15328.00        12983.00        15576.00
12/31/06                       16716.00        13852.00        17001.00
03/31/07                       18250.00        13941.00        18580.00
06/30/07                       18176.00        14816.00        18509.00
09/30/07                       18520.00        15117.00        18870.00
12/31/07                       19909.00        14613.00        20295.00
03/31/08                       17924.00        13232.00        18278.00
06/30/08                       19336.00        12872.00        19732.00
09/30/08                       15855.00        11794.00        16165.00

                          Select Sector Spider Heading


                    THE UTILITIES SELECT SECTOR SPDR FUND --

                                PORTFOLIO SUMMARY



 TOP FIVE HOLDINGS AS OF SEPTEMBER 30, 2008


 ----------------------------------------------------------------------------------------------------------------------------------

    DESCRIPTION             EXELON                            DOMINION            FPL                          FIRSTENERGY
                            CORP.            SOUTHERN CO.     RESOURCES, INC.     GROUP, INC.                  CORP.
 ----------------------------------------------------------------------------------------------------------------------------------
    SHARES                  4,010,395        4,698,723        3,538,179           2,492,207                    1,859,833

 ----------------------------------------------------------------------------------------------------------------------------------
    MARKET VALUE            $251,130,935     177,094,870      151,363,298         125,358,012                  124,590,213
 ----------------------------------------------------------------------------------------------------------------------------------
    % OF NET ASSETS         11.3             8.0              6.8                 5.7                          5.6
 ----------------------------------------------------------------------------------------------------------------------------------




   (The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

 INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2008*

[PIE GRAPH IN %]


Electric Utilities                            59.80
Gas Utilities                                  2.50
Independent Power Producers & Energy
  Traders                                      3.90
Multi-Utilities                               33.80




 * The Fund's industry breakdown is expressed as a percentage of market value and may change over time.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008



SECURITY DESCRIPTION              SHARES          VALUE
--------------------              ------          -----
COMMON STOCKS -- 99.8%
AUTO COMPONENTS -- 2.5%
Goodyear Tire & Rubber Co.
  (a).........................     277,619   $    4,250,347
Johnson Controls, Inc. (b)....     683,764       20,738,562
                                             --------------
                                                 24,988,909
                                             --------------
AUTOMOBILES -- 3.0%
Ford Motor Co. (a)(b).........   2,603,965       13,540,618
General Motors Corp. (b)......     650,193        6,144,324
Harley-Davidson, Inc. (b).....     270,520       10,090,396
                                             --------------
                                                 29,775,338
                                             --------------
DISTRIBUTORS -- 0.7%
Genuine Parts Co. ............     186,182        7,486,378
                                             --------------
DIVERSIFIED CONSUMER SERVICES -- 1.6%
Apollo Group, Inc. (Class A)
  (a).........................     122,032        7,236,497
H&R Block, Inc. ..............     377,801        8,594,973
                                             --------------
                                                 15,831,470
                                             --------------
HOTELS RESTAURANTS & LEISURE -- 15.7%
Carnival Corp. ...............     503,128       17,785,575
Darden Restaurants, Inc. .....     161,732        4,630,387
International Game
  Technology..................     355,537        6,108,126
Marriott International, Inc.
  (Class A)...................     341,439        8,908,143
McDonald's Corp. .............   1,295,028       79,903,228
Starbucks Corp. (a)...........     841,293       12,510,027
Starwood Hotels & Resorts
  Worldwide, Inc. (b).........     214,456        6,034,792
Wyndham Worldwide Corp. ......     204,386        3,210,904
Yum! Brands, Inc. ............     539,718       17,600,204
                                             --------------
                                                156,691,386
                                             --------------
HOUSEHOLD DURABLES -- 5.4%
Black & Decker Corp. (b)......      69,433        4,218,055
Centex Corp. (b)..............     142,242        2,304,321
D.R. Horton, Inc. (b).........     317,209        4,130,061
Fortune Brands, Inc. .........     172,886        9,916,741
Harman International
  Industries, Inc. (b)........      67,361        2,294,989
KB HOME (b)...................      87,140        1,714,915
Leggett & Platt, Inc. (b).....     185,675        4,045,858
Lennar Corp. (Class A) (b)....     162,779        2,472,613
Newell Rubbermaid, Inc. ......     318,142        5,491,131
Pulte Homes, Inc. (b).........     245,975        3,436,271
Snap-on, Inc. ................      66,176        3,484,828
The Stanley Works.............      90,507        3,777,762
Whirlpool Corp. (b)...........      85,479        6,777,630
                                             --------------
                                                 54,065,175
                                             --------------
INTERNET & CATALOG RETAIL -- 3.1%
Amazon.com, Inc. (a)..........     367,843       26,764,257
Expedia, Inc. (a)(b)..........     240,993        3,641,404
                                             --------------
                                                 30,405,661
                                             --------------
LEISURE EQUIPMENT & PRODUCTS -- 1.8%
Eastman Kodak Co. (b).........     331,856        5,103,945
Hasbro, Inc. .................     146,763        5,095,611
Mattel, Inc. .................     415,184        7,489,920
                                             --------------
                                                 17,689,476
                                             --------------
MEDIA -- 31.1%
CBS Corp. (Class B) (b).......     781,110       11,388,584
Comcast Corp. (Class A).......   3,360,197       65,960,667
DIRECTV Group, Inc. (a)(b)....     663,781       17,371,149
Gannett Co., Inc. (b).........     262,695        4,442,172
Interpublic Group of Cos.,
  Inc. (a)(b).................     546,357        4,234,267
McGraw-Hill Cos., Inc. .......     365,157       11,542,613
Meredith Corp. (b)............      41,918        1,175,381
New York Times Co. (Class A)
  (b).........................     139,092        1,987,625
News Corp. (Class A)..........   2,643,749       31,698,550
Omnicom Group, Inc. ..........     366,402       14,128,461
Scripps Networks Interactive
  (Class A)...................     103,491        3,757,758
The Walt Disney Co. ..........   2,160,703       66,311,975
Time Warner, Inc. ............   4,125,613       54,086,786
Viacom, Inc. (Class B) (a)....     715,366       17,769,691
Washington Post Co. (Class
  B)..........................       6,856        3,817,147
                                             --------------
                                                309,672,826
                                             --------------
MULTILINE RETAIL -- 9.5%
Big Lots, Inc. (a)(b).........      94,508        2,630,158
Dillard's, Inc. (Class A)
  (b).........................      64,832          765,018
Family Dollar Stores, Inc. ...     160,871        3,812,643
J.C. Penney Co., Inc. ........     255,078        8,504,300
Kohl's Corp. (a)..............     350,210       16,137,677
Macy's, Inc. .................     482,964        8,683,693
Nordstrom, Inc. (b)...........     183,459        5,287,288
Sears Holdings Corp. (a)(b)...      65,405        6,115,367
Target Corp. (b)..............     869,031       42,625,970
                                             --------------
                                                 94,562,114
                                             --------------
SPECIALTY RETAIL -- 19.8%
Abercrombie & Fitch Co. (Class
  A)..........................     100,219        3,953,640
AutoNation, Inc. (a)(b).......     128,869        1,448,488
AutoZone, Inc. (a)............      48,245        5,950,538
Bed Bath & Beyond, Inc.
  (a)(b)......................     299,840        9,417,974
Best Buy Co., Inc. ...........     389,550       14,608,125
GameStop Corp. (Class A) (a)..     187,266        6,406,370
Gap, Inc. ....................     539,824        9,598,071
Home Depot, Inc. .............   1,955,722       50,633,643
Limited Brands, Inc. .........     330,557        5,725,247
Lowe's Cos., Inc. ............   1,687,732       39,982,371
Office Depot, Inc. (a)........     316,649        1,842,897
RadioShack Corp. .............     151,005        2,609,366
Sherwin-Williams Co. (b)......     113,626        6,494,862
Staples, Inc. ................     818,738       18,421,605
Tiffany & Co. ................     143,096        5,082,770
TJX Cos., Inc. ...............     482,744       14,733,347
                                             --------------
                                                196,909,314
                                             --------------
TEXTILES, APPAREL & LUXURY GOODS -- 5.6%
Coach, Inc. (a)...............     387,780        9,710,011
Jones Apparel Group, Inc.
  (b).........................      97,705        1,808,520
Liz Claiborne, Inc. ..........     107,362        1,763,958
NIKE, Inc. (Class B)..........     451,715       30,219,734
Polo Ralph Lauren Corp. (b)...      65,582        4,370,384
V.F. Corp. ...................     100,114        7,739,813
                                             --------------
                                                 55,612,420
                                             --------------
TOTAL COMMON STOCKS --
  (Cost $1,266,458,142).......                  993,690,467
                                             --------------



See accompanying notes to financial statements.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008


SECURITY DESCRIPTION              SHARES          VALUE
--------------------              ------          -----
SHORT TERM INVESTMENTS -- 8.7%
MONEY MARKET FUNDS -- 8.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  82,798,119   $   82,798,119
STIC Prime Portfolio..........   4,276,150        4,276,150
                                             --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $87,074,269)..........                   87,074,269
                                             --------------
TOTAL INVESTMENTS -- 108.5%
  (Cost $1,353,532,411).......                1,080,764,736
OTHER ASSETS AND
  LIABILITIES -- (8.5)%.......                  (84,932,147)
                                             --------------
NET ASSETS -- 100.0%..........               $  995,832,589
                                             ==============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.



See accompanying notes to financial statements.

THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008



SECURITY DESCRIPTION              SHARES          VALUE
--------------------              ------          -----
COMMON STOCKS -- 99.9%
BEVERAGES -- 16.9%
Anheuser-Busch InBev .........   1,828,133   $  118,609,269
Brown-Forman Corp. (Class B)..     269,336       19,341,018
Coca-Cola Co. ................   2,754,213      145,642,784
Coca-Cola Enterprises, Inc.
  (a).........................   1,081,868       18,142,926
Constellation Brands, Inc.
  (Class A) (a)(b)............     697,278       14,963,586
Molson Coors Brewing Co.
  (Class B) (b)...............     599,639       28,033,123
Pepsi Bottling Group, Inc. ...     535,102       15,608,925
PepsiCo, Inc. ................   1,857,654      132,395,001
                                             --------------
                                                492,736,632
                                             --------------
FOOD & STAPLES RETAILING -- 25.7%
Costco Wholesale Corp. .......   1,139,806       74,007,604
CVS Caremark Corp. ...........   3,794,055      127,707,891
Kroger Co. ...................   1,844,557       50,688,427
Safeway, Inc. (a).............   1,281,129       30,388,380
SUPERVALU, Inc. (a)...........     793,686       17,222,986
Sysco Corp. ..................   1,610,889       49,663,708
Wal-Mart Stores, Inc. ........   5,302,752      317,581,817
Walgreen Co. .................   2,473,173       76,569,436
Whole Foods Market, Inc. (a)..     326,208        6,533,946
                                             --------------
                                                750,364,195
                                             --------------
FOOD PRODUCTS -- 17.0%
Archer-Daniels-Midland Co. ...   1,759,296       38,546,175
Campbell Soup Co. ............     734,972       28,369,919
ConAgra Foods, Inc. (a).......   1,340,686       26,089,750
Dean Foods Co. (a)(b).........     353,231        8,251,476
General Mills, Inc. ..........     910,836       62,592,650
H.J. Heinz Co. ...............     911,443       45,544,807
Hershey Co. (a)...............     494,780       19,563,601
Kellogg Co. ..................     729,386       40,918,555
Kraft Foods, Inc. (Class A)...   3,582,838      117,337,944
McCormick & Co., Inc. ........     499,586       19,209,082
Sara Lee Corp. (a)............   1,968,826       24,866,272
Tyson Foods, Inc. (Class A)...   1,133,606       13,535,256
Wm. Wrigley Jr., Co. .........     618,230       49,087,462
                                             --------------
                                                493,912,949
                                             --------------
HOUSEHOLD PRODUCTS -- 23.8%
Clorox Co. ...................     424,263       26,597,047
Colgate-Palmolive Co. ........   1,302,345       98,131,696
Kimberly-Clark Corp. .........   1,073,936       69,634,010
Procter & Gamble Co. .........   7,164,162      499,270,450
                                             --------------
                                                693,633,203
                                             --------------
PERSONAL PRODUCTS -- 2.2%
Avon Products, Inc. ..........   1,198,352       49,815,493
Estee Lauder Cos., Inc. (Class
  A) (a)......................     271,019       13,526,558
                                             --------------
                                                 63,342,051
                                             --------------
TOBACCO -- 14.3%
Altria Group, Inc. ...........   4,865,677       96,535,032
Lorillard, Inc. ..............     409,143       29,110,524
Philip Morris International,
  Inc. .......................   4,870,811      234,286,009
Reynolds American, Inc. (a)...     532,263       25,878,627
UST, Inc. (a).................     483,483       32,170,959
                                             --------------
                                                417,981,151
                                             --------------
TOTAL COMMON STOCKS --
  (Cost $3,095,048,683).......                2,911,970,181
                                             --------------
SHORT TERM INVESTMENTS -- 1.7%
MONEY MARKET FUNDS -- 1.7%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  34,058,860       34,058,860
STIC Prime Portfolio..........  16,424,196       16,424,196
                                             --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $50,483,056)..........                   50,483,056
                                             --------------
TOTAL INVESTMENTS -- 101.6%
  (Cost $3,145,531,739).......                2,962,453,237
OTHER ASSETS AND
  LIABILITIES -- (1.6)%.......                  (45,594,884)
                                             --------------
NET ASSETS -- 100.0%..........               $2,916,858,353
                                             ==============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.





See accompanying notes to financial statements.

THE ENERGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008



SECURITY DESCRIPTION              SHARES          VALUE
--------------------              ------          -----
COMMON STOCKS -- 100.0%
ENERGY EQUIPMENT & SERVICES -- 22.2%
Baker Hughes, Inc. ..........    1,876,255   $  113,588,478
BJ Services Co. .............    2,380,358       45,536,249
Cameron International Corp.
  (a)(b).....................    1,041,736       40,148,505
ENSCO International, Inc.
  (b)........................      685,453       39,502,656
Halliburton Co. .............    5,050,283      163,578,666
Nabors Industries, Ltd. (a)..    2,212,607       55,138,166
National-Oilwell Varco, Inc.
  (a)........................    3,179,001      159,681,220
Noble Corp. .................    2,164,439       95,018,872
Rowan Cos., Inc. (b).........    1,485,494       45,381,842
Schlumberger, Ltd. ..........    4,113,462      321,220,248
Smith International, Inc.
  (b)........................    1,032,976       60,573,713
Transocean, Inc. (a).........    1,930,105      212,002,733
Weatherford International,
  Ltd. (a)...................    4,644,659      116,766,727
                                             --------------
                                              1,468,138,075
                                             --------------
OIL, GAS & CONSUMABLE FUELS -- 77.8%
Anadarko Petroleum Corp. ....    2,920,697      141,683,012
Apache Corp. ................    2,065,820      215,423,710
Cabot Oil & Gas Corp. .......      494,446       17,869,279
Chesapeake Energy Corp. (b)..    3,880,054      139,138,736
Chevron Corp. ...............   10,177,655      839,452,984
ConocoPhillips...............    7,646,597      560,113,230
CONSOL Energy, Inc. .........    1,805,145       82,838,104
Devon Energy Corp. ..........    2,581,604      235,442,285
El Paso Corp. (b)............    5,517,132       70,398,604
EOG Resources, Inc. (b)......    1,646,758      147,318,971
Exxon Mobil Corp. ...........   15,998,077    1,242,410,660
Hess Corp. (b)...............    2,167,484      177,907,087
Marathon Oil Corp. ..........    4,125,674      164,490,622
Massey Energy Co. (b)........      404,659       14,434,187
Murphy Oil Corp. ............    1,540,775       98,825,309
Noble Energy, Inc. ..........      826,413       45,940,299
Occidental Petroleum Corp. ..    4,486,514      316,074,911
Peabody Energy Corp. (b).....    1,301,192       58,553,640
Pioneer Natural Resources Co.
  (b)........................      572,204       29,914,825
Range Resources Corp. (b)....      742,120       31,814,684
Southwestern Energy Co. (a)..    1,642,025       50,147,444
Spectra Energy Corp. (b).....    2,941,538       70,008,604
Sunoco, Inc. (b).............      971,820       34,577,356
Tesoro Corp. (b).............      661,360       10,905,826
Valero Energy Corp. .........    2,980,848       90,319,694
Williams Cos., Inc. .........    3,949,375       93,402,719
XTO Energy, Inc. ............    3,670,006      170,728,679
                                             --------------
                                              5,150,135,461
                                             --------------
TOTAL COMMON STOCKS --
  (Cost $8,329,337,226)......                 6,618,273,536
                                             --------------
SHORT TERM INVESTMENTS -- 2.8%
MONEY MARKET FUNDS -- 2.8%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)...........  168,200,865      168,200,865
STIC Prime Portfolio.........   13,945,338       13,945,338
                                             --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $182,146,203)........                   182,146,203
                                             --------------
TOTAL INVESTMENTS -- 102.8%
  (Cost $8,511,483,429)......                 6,800,419,739
OTHER ASSETS AND
  LIABILITIES -- (2.8)%......                  (182,642,513)
                                             --------------
NET ASSETS -- 100.0%.........                $6,617,777,226
                                             ==============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.





See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008



SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
COMMON STOCKS -- 100.0%
CAPITAL MARKETS -- 17.6%
American Capital Ltd. (a)...    1,526,896   $    38,951,117
Ameriprise Financial,
  Inc. .....................    1,599,297        61,093,145
Bank of New York Mellon
  Corp. ....................    8,449,387       275,281,028
Charles Schwab Corp. .......    6,877,646       178,818,796
E*TRADE Financial Corp.
  (a)(b)....................    3,963,397        11,097,512
Federated Investors, Inc.
  (Class B).................      648,017        18,695,290
Franklin Resources, Inc. ...    1,122,673        98,941,172
Goldman Sachs Group, Inc. ..    3,203,029       409,987,712
Invesco Ltd. ...............    2,851,097        59,816,015
Janus Capital Group, Inc. ..    1,177,946        28,600,529
Legg Mason, Inc. ...........    1,044,880        39,768,133
Merrill Lynch & Co., Inc. ..   11,290,724       285,655,317
Morgan Stanley..............    8,176,111       188,050,553
Northern Trust Corp. .......    1,629,615       117,658,203
State Street Corp. (c)......    3,182,921       181,044,547
T. Rowe Price Group, Inc.
  (a).......................    1,907,572       102,455,692
                                            ---------------
                                              2,095,914,761
                                            ---------------
COMMERCIAL BANKS -- 18.9%
BB&T Corp. (a)..............    4,051,134       153,132,865
Comerica, Inc. (a)..........    1,109,550        36,382,144
Fifth Third Bancorp (a).....    4,257,354        50,662,513
First Horizon National Corp.
  (a).......................    1,487,812        13,925,925
Huntington Bancshares, Inc.
  (a).......................    2,700,947        21,580,567
KeyCorp.....................    3,648,849        43,567,257
M & T Bank Corp. (a)........      568,718        50,758,081
Marshall & Ilsley Corp.
  (a).......................    1,912,421        38,535,283
National City Corp. (a).....    5,615,086         9,826,400
PNC Financial Services
  Group, Inc. ..............    2,554,457       190,817,938
Regions Financial Corp.
  (a).......................    5,121,906        49,170,298
SunTrust Banks, Inc. (a)....    2,607,511       117,311,920
U.S. Bancorp................   12,843,493       462,622,618
Wachovia Corp. (a)..........   15,926,112        55,741,392
Wells Fargo & Co. ..........   24,395,784       915,573,773
Zions Bancorp (a)...........      845,224        32,710,169
                                            ---------------
                                              2,242,319,143
                                            ---------------
CONSUMER FINANCE -- 4.5%
American Express Co. .......    8,547,679       302,844,267
Capital One Financial Corp.
  (a).......................    2,770,138       141,277,038
Discover Financial
  Services..................    3,533,648        48,835,015
SLM Corp. (a)(b)............    3,446,953        42,535,400
                                            ---------------
                                                535,491,720
                                            ---------------
DIVERSIFIED FINANCIAL SERVICES -- 31.1%
Bank of America Corp. ......   33,620,040     1,176,701,400
CIT Group, Inc. (a).........    2,104,640        14,648,294
Citigroup, Inc. ............   40,146,835       823,411,586
CME Group, Inc. ............      494,785       183,817,575
IntercontinentalExchange,
  Inc. (b)..................      556,065        44,863,324
JPMorgan Chase & Co. .......   27,160,447     1,268,392,875
Leucadia National Corp. ....    1,304,495        59,276,253
Moody's Corp. (a)...........    1,455,219        49,477,446
NYSE Euronext...............    1,960,883        76,827,396
                                            ---------------
                                              3,697,416,149
                                            ---------------
INSURANCE -- 18.8%
AFLAC, Inc. ................    3,510,848       206,262,320
Allstate Corp. .............    3,992,418       184,130,318
American International
  Group, Inc. (a)...........   19,821,809        66,006,624
Aon Corp. ..................    2,047,096        92,037,436
Assurant, Inc. .............      874,679        48,107,345
Chubb Corp. ................    2,658,168       145,933,423
Cincinnati Financial
  Corp. ....................    1,197,907        34,068,475
Genworth Financial, Inc.
  (Class A).................    3,195,175        27,510,457
Hartford Financial Services
  Group, Inc. ..............    2,221,171        91,045,799
Lincoln National Corp. .....    1,893,477        81,059,750
Loews Corp. ................    2,669,497       105,418,437
Marsh & McLennan Cos.,
  Inc. .....................    3,781,258       120,092,754
MBIA, Inc. (a)..............    1,442,046        17,160,348
MetLife, Inc. (a)...........    5,062,617       283,506,552
Principal Financial Group,
  Inc. .....................    1,910,513        83,088,210
Progressive Corp. ..........    4,980,288        86,657,011
Prudential Financial,
  Inc. .....................    3,147,967       226,653,624
Torchmark Corp. ............      642,960        38,449,008
Travelers Cos., Inc. .......    4,355,646       196,875,199
Unum Group..................    2,547,044        63,930,805
XL Capital, Ltd. (Class A)..    2,302,227        41,301,953
                                            ---------------
                                              2,239,295,848
                                            ---------------
REAL ESTATE INVESTMENT TRUSTS (REITS) -- 8.2%
Apartment Investment &
  Management Co. (Class A)
  (a).......................      631,829        22,126,652
AvalonBay Communities, Inc.
  (a).......................      568,013        55,903,840
Boston Properties, Inc.
  (a).......................      883,370        82,736,434
Developers Diversified
  Realty Corp. (a)..........      887,082        28,111,629
Equity Residential
  Properties Trust..........    1,997,307        88,700,404
General Growth Properties,
  Inc. (a)..................    1,678,160        25,340,216
HCP, Inc. (a)...............    1,855,080        74,444,360
Host Hotels & Resorts, Inc.
  (a).......................    3,829,472        50,893,683
Kimco Realty Corp. (a)......    1,673,988        61,837,117
Plum Creek Timber Co., Inc.
  (a).......................    1,261,540        62,900,384
ProLogis (a)................    1,934,979        79,856,583
Public Storage, Inc. (a)....      923,278        91,413,755
Simon Property Group, Inc.
  (a).......................    1,659,099       160,932,603
Vornado Realty Trust (a)....    1,009,652        91,827,849
                                            ---------------
                                                977,025,509
                                            ---------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)..........    1,268,868        16,964,765
                                            ---------------
THRIFTS & MORTGAGE FINANCE -- 0.8%
Hudson City Bancorp, Inc. ..    3,831,087        70,683,555
MGIC Investment Corp. (a)...      922,470         6,484,964
Sovereign Bancorp, Inc.
  (a).......................    4,009,147        15,836,131
                                            ---------------
                                                 93,004,650
                                            ---------------
TOTAL COMMON STOCKS --
  (Cost $12,364,943,646)....                 11,897,432,545
                                            ---------------



See accompanying notes to financial statements.

THE FINANCIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008


SECURITY DESCRIPTION             SHARES          VALUE
--------------------             ------          -----
SHORT TERM INVESTMENTS -- 5.3%
MONEY MARKET FUNDS -- 5.3%
State Street Navigator
  Securities Lending Prime
  Portfolio (d)(e)..........  579,442,400   $   579,442,400
STIC Prime Portfolio........   57,125,474        57,125,474
                                            ---------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $636,567,874).......                    636,567,874
                                            ---------------
TOTAL INVESTMENTS -- 105.3%
  (Cost $13,001,511,520)....                 12,534,000,419
OTHER ASSETS AND
  LIABILITIES -- (5.3)%.....                   (635,282,341)
                                            ---------------
NET ASSETS -- 100.0%........                $11,898,718,078
                                            ===============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Affiliated Issuer. (Note 3)
(d) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e) Investments of cash collateral for securities loaned.



See accompanying notes to financial statements.

THE HEALTH CARE SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008



SECURITY DESCRIPTION              SHARES          VALUE
--------------------              ------          -----
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 12.8%
Amgen, Inc. (a)...............   1,890,565   $  112,053,788
Biogen Idec, Inc. (a).........     529,925       26,649,928
Celgene Corp. (a).............     810,773       51,305,716
Genzyme Corp. (a).............     489,496       39,595,331
Gilead Sciences, Inc. (a).....   1,642,155       74,849,425
                                             --------------
                                                304,454,188
                                             --------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 18.2%
Baxter International, Inc. ...   1,137,037       74,623,738
Becton, Dickinson & Co. ......     447,475       35,914,343
Boston Scientific Corp. (a)...   2,694,177       33,057,552
C.R. Bard, Inc. ..............     188,980       17,928,533
Covidien, Ltd. ...............     895,555       48,145,037
Hospira, Inc. (a).............     284,228       10,857,510
Intuitive Surgical, Inc.
  (a)(b)......................      68,880       16,598,702
Medtronic, Inc. ..............   2,023,139      101,359,264
St. Jude Medical, Inc. (a)....     625,960       27,223,000
Stryker Corp. ................     448,331       27,931,021
Varian Medical Systems, Inc.
  (a).........................     222,935       12,736,277
Zimmer Holdings, Inc. (a).....     408,953       26,402,006
                                             --------------
                                                432,776,983
                                             --------------
HEALTH CARE PROVIDERS & SERVICES -- 15.3%
Aetna, Inc. ..................     865,534       31,254,433
AmerisourceBergen Corp. ......     293,795       11,061,382
Cardinal Health, Inc. ........     647,422       31,904,956
CIGNA Corp. ..................     507,920       17,259,121
Coventry Health Care, Inc.
  (a).........................     264,579        8,612,046
DaVita, Inc. (a)..............     186,478       10,631,111
Express Scripts, Inc. (a).....     463,846       34,241,112
Humana, Inc. (a)..............     323,509       13,328,571
Laboratory Corp. of America
  Holdings (a)(b).............     198,510       13,796,445
McKesson Corp. ...............     508,368       27,355,282
Medco Health Solutions, Inc.
  (a).........................     928,399       41,777,955
Patterson Cos., Inc. (a)......     164,439        5,000,590
Quest Diagnostics, Inc. ......     292,588       15,118,022
Tenet Healthcare Corp.
  (a)(b)......................     772,445        4,287,070
UnitedHealth Group, Inc. .....   2,192,056       55,656,302
WellPoint, Inc. (a)...........     937,976       43,869,137
                                             --------------
                                                365,153,535
                                             --------------
HEALTH CARE TECHNOLOGY -- 0.3%
IMS Health, Inc. .............     337,554        6,383,146
                                             --------------
LIFE SCIENCES TOOLS & SERVICES -- 3.2%
Applera Corp. -- Applied
  Biosystems Group............     319,306       10,936,231
Millipore Corp. (a)(b)........     111,650        7,681,520
PerkinElmer, Inc. ............     210,741        5,262,203
Thermo Electron Corp. (a).....     746,823       41,075,265
Waters Corp. (a)..............     176,718       10,281,453
                                             --------------
                                                 75,236,672
                                             --------------
PHARMACEUTICALS -- 50.1%
Abbott Laboratories...........   2,332,534      134,307,308
Allergan, Inc. (b)............     562,607       28,974,260
Barr Pharmaceuticals, Inc.
  (a).........................     192,680       12,582,004
Bristol-Myers Squibb Co. .....   3,553,207       74,084,366
Eli Lilly & Co. ..............   1,785,174       78,601,211
Forest Laboratories, Inc.
  (a).........................     551,204       15,588,049
Johnson & Johnson.............   4,989,659      345,683,576
King Pharmaceuticals, Inc.
  (a).........................     471,165        4,513,761
Merck & Co., Inc. ............   3,824,572      120,703,492
Mylan, Inc. (a)(b)............     545,250        6,226,755
Pfizer, Inc. .................  12,034,117      221,909,117
Schering-Plough Corp. ........   2,927,392       54,068,930
Watson Pharmaceuticals, Inc.
  (a).........................     195,769        5,579,417
Wyeth.........................   2,392,683       88,385,710
                                             --------------
                                              1,191,207,956
                                             --------------
TOTAL COMMON STOCKS --
  (Cost $2,889,884,773).......                2,375,212,480
                                             --------------
SHORT TERM INVESTMENTS -- 1.4%
MONEY MARKET FUNDS -- 1.4%
State Street Navigator
  Securities
  Lending Prime Portfolio
  (c)(d)......................  21,166,240       21,166,240
STIC Prime Portfolio..........  11,407,127       11,407,127
                                             --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $32,573,367)..........                   32,573,367
                                             --------------
TOTAL INVESTMENTS -- 101.3%
  (Cost $2,922,458,140).......                2,407,785,847
OTHER ASSETS AND
  LIABILITIES -- (1.3)%.......                  (30,641,343)
                                             --------------
NET ASSETS -- 100.0%..........               $2,377,144,504
                                             ==============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.





See accompanying notes to financial statements.

THE INDUSTRIAL SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008



SECURITY DESCRIPTION              SHARES          VALUE
--------------------              ------          -----
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 25.4%
Boeing Co. ...................   1,106,028   $   63,430,706
General Dynamics Corp. .......     617,956       45,493,921
Goodrich Corp. ...............     275,051       11,442,122
Honeywell International,
  Inc. .......................   1,121,649       46,604,516
L-3 Communications Holdings,
  Inc. .......................     173,657       17,073,956
Lockheed Martin Corp. ........     504,624       55,342,114
Northrop Grumman Corp. .......     521,562       31,575,364
Precision Castparts Corp. ....     199,189       15,692,109
Raytheon Co. .................     652,630       34,922,231
Rockwell Collins, Inc. .......     294,587       14,166,689
United Technologies Corp. ....   1,432,640       86,044,358
                                             --------------
                                                421,788,086
                                             --------------
AIR FREIGHT & LOGISTICS -- 9.2%
C.H. Robinson Worldwide, Inc.
  (a).........................     243,158       12,391,332
Expeditors International of
  Washington, Inc. ...........     304,005       10,591,534
FedEx Corp. (a)...............     476,604       37,670,780
United Parcel Service, Inc.
  (Class B)...................   1,468,234       92,337,236
                                             --------------
                                                152,990,882
                                             --------------
AIRLINES -- 1.0%
Southwest Airlines Co. (a)....   1,149,297       16,676,299
                                             --------------
BUILDING PRODUCTS -- 0.6%
Masco Corp. (a)...............     573,534       10,289,200
                                             --------------
COMMERCIAL & PROFESSIONAL SERVICES -- 5.4%
Allied Waste Industries, Inc.
  (b).........................     772,180        8,578,920
Avery Dennison Corp. .........     187,772        8,352,099
Cintas Corp. .................     227,694        6,537,095
Equifax, Inc. ................     251,032        8,648,052
Monster Worldwide, Inc.
  (a)(b)......................     288,329        4,298,985
Pitney Bowes, Inc. ...........     340,369       11,320,673
R.R. Donnelley & Sons Co. ....     435,228       10,676,143
Robert Half International,
  Inc. (a)....................     315,609        7,811,323
Waste Management, Inc. .......     764,664       24,079,269
                                             --------------
                                                 90,302,559
                                             --------------
CONSTRUCTION & ENGINEERING -- 1.8%
Fluor Corp. ..................     371,560       20,695,892
Jacobs Engineering Group, Inc.
  (b).........................     174,825        9,494,746
                                             --------------
                                                 30,190,638
                                             --------------
ELECTRICAL EQUIPMENT -- 4.3%
Cooper Industries, Ltd. (Class
  A) (a)......................     332,251       13,273,427
Emerson Electric Co. .........   1,174,512       47,908,345
Rockwell Automation, Inc.
  (a).........................     270,383       10,096,101
                                             --------------
                                                 71,277,873
                                             --------------
INDUSTRIAL CONGLOMERATES -- 22.5%
3M Co. .......................   1,024,758       70,001,219
General Electric Co. .........  10,525,010      268,387,755
Textron, Inc. ................     443,441       12,983,953
Tyco International, Ltd. .....     679,369       23,791,502
                                             --------------
                                                375,164,429
                                             --------------
MACHINERY -- 17.2%
Caterpillar, Inc. (a).........     928,376       55,331,210
Cummins, Inc. ................     533,081       23,306,301
Danaher Corp. (a).............     409,320       28,406,808
Deere & Co. ..................     681,645       33,741,427
Dover Corp. ..................     324,980       13,177,939
Eaton Corp. (a)...............     290,037       16,294,279
Illinois Tool Works, Inc.
  (a).........................     606,831       26,973,638
Ingersoll-Rand Co., Ltd.
  (Class A)...................     527,869       16,453,677
ITT Corp. ....................     315,538       17,547,068
Manitowoc Co., Inc. ..........     185,098        2,878,274
PACCAR, Inc. (a)..............     605,118       23,109,456
Pall Corp. ...................     250,295        8,607,645
Parker-Hannifin Corp. ........     301,547       15,981,991
Terex Corp. (b)...............     139,233        4,249,391
                                             --------------
                                                286,059,104
                                             --------------
ROAD & RAIL -- 11.3%
Burlington Northern Santa Fe
  Corp. ......................     454,726       42,030,324
CSX Corp. (a).................     701,631       38,288,004
Norfolk Southern Corp. .......     629,362       41,670,058
Ryder System, Inc. (a)........     146,797        9,101,414
Union Pacific Corp. ..........     792,842       56,418,637
                                             --------------
                                                187,508,437
                                             --------------
TRADING COMPANIES & DISTRIBUTORS -- 1.2%
Fastenal Co. (a)..............     184,088        9,092,106
W.W. Grainger, Inc. ..........     121,471       10,564,333
                                             --------------
                                                 19,656,439
                                             --------------
TOTAL COMMON STOCKS --
  (Cost $2,156,420,019).......                1,661,903,946
                                             --------------
SHORT TERM INVESTMENTS -- 4.7%
MONEY MARKET FUNDS -- 4.7%
State Street Navigator
  Securities
  Lending Prime Portfolio
  (c)(d)......................  72,405,399       72,405,399
STIC Prime Portfolio..........   6,328,643        6,328,643
                                             --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $78,734,042)..........                   78,734,042
                                             --------------
TOTAL INVESTMENTS -- 104.6%
  (Cost $2,235,154,061).......                1,740,637,988
OTHER ASSETS AND
  LIABILITIES -- (4.6)%.......                  (76,799,633)
                                             --------------
NET ASSETS -- 100.0%..........               $1,663,838,355
                                             ==============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.





See accompanying notes to financial statements.

THE MATERIALS SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008



SECURITY DESCRIPTION              SHARES          VALUE
--------------------              ------          -----
COMMON STOCKS -- 99.6%
CHEMICALS -- 59.8%
Air Products & Chemicals,
  Inc. .......................     791,148   $   54,185,726
Ashland, Inc. ................     349,566       10,221,310
CF Industries Holdings,
  Inc. .......................     222,894       20,385,885
Dow Chemical Co. .............   3,650,044      115,998,398
Du Pont (E.I.) de Nemours &
  Co. ........................   3,559,972      143,466,872
Eastman Chemical Co. .........     393,558       21,669,303
Ecolab, Inc. (a)..............     840,193       40,766,164
Hercules, Inc. ...............     812,119       16,071,835
International Flavors &
  Fragrances, Inc. ...........     468,078       18,470,358
Monsanto Co. .................   2,170,269      214,813,226
PPG Industries, Inc. .........     759,210       44,277,127
Praxair, Inc. ................     822,386       58,997,972
Rohm & Haas Co. ..............     621,494       43,504,580
Sigma-Aldrich Corp. (a).......     611,999       32,080,988
                                             --------------
                                                834,909,744
                                             --------------
CONSTRUCTION MATERIALS -- 2.9%
Vulcan Materials Co. (a)......     537,538       40,046,581
                                             --------------
CONTAINERS & PACKAGING -- 5.6%
Ball Corp. ...................     514,645       20,323,331
Bemis Co., Inc. (a)...........     672,756       17,632,935
Pactiv Corp. (b)..............     808,408       20,072,771
Sealed Air Corp. .............     941,083       20,694,415
                                             --------------
                                                 78,723,452
                                             --------------
METALS & MINING -- 21.9%
AK Steel Holding Corp. .......     442,501       11,469,626
Alcoa, Inc. ..................   2,166,280       48,914,602
Allegheny Technologies, Inc.
  (a).........................     503,792       14,887,054
Freeport-McMoRan
  Copper & Gold, Inc. (a).....   1,514,258       86,085,567
Newmont Mining Corp. (Holding
  Co.)........................   1,597,774       61,929,720
Nucor Corp. ..................   1,048,245       41,405,678
Titanium Metals Corp. (a).....     748,072        8,483,136
United States Steel Corp. ....     416,877       32,353,824
                                             --------------
                                                305,529,207
                                             --------------
PAPER & FOREST PRODUCTS -- 9.4%
International Paper Co. (a)...   1,957,548       51,248,607
MeadWestvaco Corp. ...........     942,088       21,960,071
Weyerhaeuser Co. (a)..........     958,539       58,068,293
                                             --------------
                                                131,276,971
                                             --------------
TOTAL COMMON STOCKS --
  (Cost $1,806,960,773).......                1,390,485,955
                                             --------------
SHORT TERM INVESTMENTS -- 4.9%
MONEY MARKET FUNDS -- 4.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  61,473,612       61,473,612
STIC Prime Portfolio..........   7,274,015        7,274,015
                                             --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $68,747,627)..........                   68,747,627
                                             --------------
TOTAL INVESTMENTS -- 104.5%
  (Cost $1,875,708,400).......                1,459,233,582
OTHER ASSETS AND
  LIABILITIES -- (4.5)%.......                  (63,294,224)
                                             --------------
NET ASSETS -- 100.0%..........               $1,395,939,358
                                             ==============




(a) Security, or portion thereof, was on loan at September 30, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.





See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008



SECURITY DESCRIPTION              SHARES          VALUE
--------------------              ------          -----
COMMON STOCKS -- 100.0%
COMMUNICATIONS EQUIPMENT -- 13.9%
Ciena Corp. (a)(b)............     147,753   $    1,489,350
Cisco Systems, Inc. (a).......   7,437,655      167,793,497
Corning, Inc. ................   2,010,275       31,440,701
Harris Corp. .................     177,451        8,198,236
JDS Uniphase Corp. (a)........     314,666        2,662,074
Juniper Networks, Inc.
  (a)(b)......................     700,611       14,761,874
Motorola, Inc. ...............   2,900,675       20,710,820
QUALCOMM, Inc. ...............   2,074,502       89,141,351
Tellabs, Inc. (a)(b)..........     622,935        2,529,116
                                             --------------
                                                338,727,019
                                             --------------
COMPUTERS & PERIPHERALS -- 23.4%
Apple, Inc. (a)...............   1,115,438      126,780,683
Dell, Inc. (a)................   2,217,768       36,548,817
EMC Corp. (a).................   2,637,063       31,539,273
Hewlett-Packard Co. ..........   3,083,629      142,587,005
International Business
  Machines Corp. .............   1,705,833      199,514,228
Lexmark International, Inc.
  (Class A) (a)(b)............     122,635        3,994,222
NetApp, Inc. (a)(b)...........     432,427        7,883,144
QLogic Corp. (a)..............     189,528        2,911,150
SanDisk Corp. (a)(b)..........     301,113        5,886,759
Sun Microsystems, Inc. (a)....   1,002,506        7,619,046
Teradata Corp. (a)............     244,506        4,767,867
                                             --------------
                                                570,032,194
                                             --------------

DIVERSIFIED TELECOMMUNICATION SERVICES -- 14.5%
AT&T, Inc. ...................   7,419,858      207,162,435
CenturyTel, Inc. .............     138,730        5,084,455
Embarq Corp. .................     188,640        7,649,352
Frontier Communications Corp.
  (b).........................     430,795        4,954,143
Qwest Communications
  International, Inc. (b).....   2,005,839        6,478,860
Verizon Communications,
  Inc. .......................   3,597,748      115,451,733
Windstream Corp. .............     585,892        6,409,658
                                             --------------
                                                353,190,636
                                             --------------
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS -- 1.9%
Agilent Technologies, Inc.
  (a).........................     462,946       13,730,978
Amphenol Corp. (Class A)......     231,636        9,297,869
Jabil Circuit, Inc. ..........     300,273        2,864,605
Molex, Inc. ..................     195,307        4,384,642
Tyco Electronics, Ltd. .......     607,989       16,816,976
                                             --------------
                                                 47,095,070
                                             --------------
INTERNET SOFTWARE & SERVICES -- 7.4%
Akamai Technologies, Inc.
  (a)(b)......................     238,462        4,158,777
eBay, Inc. (a)................   1,393,063       31,176,750
Google, Inc. (Class A) (a)....     266,432      106,711,345
VeriSign, Inc. (a)(b).........     257,402        6,713,044
Yahoo!, Inc. (a)..............   1,765,224       30,538,375
                                             --------------
                                                179,298,291
                                             --------------
IT SERVICES -- 5.2%
Affiliated Computer Services,
  Inc. (Class A) (a)..........     130,172        6,590,608
Automatic Data Processing,
  Inc. .......................     649,733       27,776,086
Cognizant Technology Solutions
  Corp. (Class A) (a).........     382,607        8,734,918
Computer Sciences Corp. (a)...     199,519        8,018,669
Convergys Corp. (a)...........     177,729        2,626,835
Fidelity National Information
  Services, Inc. .............     262,593        4,847,467
Fiserv, Inc. (a)..............     214,340       10,142,569
MasterCard, Inc. (Class A)
  (b).........................      93,241       16,534,426
Paychex, Inc. ................     416,290       13,750,059
Total System Services, Inc. ..     270,998        4,444,367
Unisys Corp. (a)..............     577,037        1,586,852
Western Union Co. ............     933,535       23,030,308
                                             --------------
                                                128,083,164
                                             --------------
OFFICE ELECTRONICS -- 0.5%
Xerox Corp. ..................   1,129,493       13,023,054
                                             --------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 11.5%
Advanced Micro Devices, Inc.
  (a)(b)......................     837,899        4,398,970
Altera Corp. .................     397,413        8,218,501
Analog Devices, Inc. .........     379,959       10,011,920
Applied Materials, Inc. ......   1,713,734       25,928,795
Broadcom Corp. (Class A) (a)..     575,228       10,716,497
Intel Corp. (b)...............   6,307,073      118,131,477
KLA-Tencor Corp. (b)..........     230,002        7,279,563
Linear Technology Corp. (b)...     291,721        8,944,166
LSI Logic Corp. (a)...........     880,686        4,720,477
MEMC Electronic Materials,
  Inc. (a)....................     296,537        8,380,135
Microchip Technology, Inc.
  (b).........................     244,809        7,204,729
Micron Technology, Inc.
  (a)(b)......................   1,040,716        4,214,900
National Semiconductor
  Corp. ......................     267,714        4,607,358
Novellus Systems, Inc. (a)....     143,751        2,823,270
NVIDIA Corp. (a)..............     735,007        7,871,925
Teradyne, Inc. (a)............     259,449        2,026,297
Texas Instruments, Inc. ......   1,667,886       35,859,549
Xilinx, Inc. (b)..............     364,737        8,553,083
                                             --------------
                                                279,891,612
                                             --------------
SOFTWARE -- 20.0%
Adobe Systems, Inc. (a).......     677,800       26,752,766
Autodesk, Inc. (a)(b).........     294,380        9,876,449
BMC Software, Inc. (a)........     251,902        7,211,954
CA, Inc. .....................     514,054       10,260,518
Citrix Systems, Inc. (a)......     243,069        6,139,923
Compuware Corp. (a)...........     359,251        3,481,142
Electronic Arts, Inc. (a).....     410,998       15,202,816
Intuit, Inc. (a)..............     416,683       13,171,350
Microsoft Corp. ..............   9,886,436      263,868,977
Novell, Inc. (a)..............     506,474        2,603,276
Oracle Corp. (a)..............   4,952,876      100,592,912
Salesforce.com, Inc. (a)......     138,698        6,712,983
Symantec Corp. (a)............   1,076,449       21,076,871
                                             --------------
                                                486,951,937
                                             --------------



See accompanying notes to financial statements.

THE TECHNOLOGY SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
SEPTEMBER 30, 2008


SECURITY DESCRIPTION              SHARES          VALUE
--------------------              ------          -----
WIRELESS TELECOMMUNICATION SERVICES -- 1.7%
American Tower Corp. (Class A)
  (a).........................     506,339   $   18,213,014
Sprint Nextel Corp. ..........   3,648,353       22,254,953
                                             --------------
                                                 40,467,967
                                             --------------
TOTAL COMMON STOCKS --
  (Cost $3,231,242,325).......                2,436,760,944
                                             --------------
SHORT TERM INVESTMENTS -- 3.9%
MONEY MARKET FUNDS -- 3.9%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)............  83,077,896       83,077,896
STIC Prime Portfolio..........  11,314,811       11,314,811
Federated Prime Obligations
  Fund........................       3,133            3,133
                                             --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $94,395,840)..........                   94,395,840
                                             --------------
TOTAL INVESTMENTS -- 103.9%
  (Cost $3,325,638,165).......                2,531,156,784
OTHER ASSETS AND
  LIABILITIES -- (3.9)%.......                  (94,414,508)
                                             --------------
NET ASSETS -- 100.0%..........               $2,436,742,276
                                             ==============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at September 30, 2008.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.



See accompanying notes to financial statements.

THE UTILITIES SELECT SECTOR SPDR FUND
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2008



SECURITY DESCRIPTION              SHARES          VALUE
--------------------              ------          -----
COMMON STOCKS -- 99.6%
ELECTRIC UTILITIES -- 59.5%
Allegheny Energy, Inc. ......    1,038,690   $   38,192,631
American Electric Power Co.,
  Inc. ......................    2,465,952       91,314,203
Duke Energy Corp. ...........    7,118,402      124,073,747
Edison International.........    1,997,564       79,702,804
Entergy Corp. ...............    1,168,841      104,038,537
Exelon Corp. ................    4,010,395      251,130,935
FirstEnergy Corp. (a)........    1,859,833      124,590,213
FPL Group, Inc. .............    2,492,207      125,358,012
Pepco Holdings, Inc. ........    1,248,822       28,610,512
Pinnacle West Capital
  Corp. .....................      629,050       21,645,610
PPL Corp. ...................    2,293,151       84,892,450
Progress Energy, Inc. (a)....    1,609,265       69,407,599
Southern Co. (a).............    4,698,723      177,094,870
                                             --------------
                                              1,320,052,123
                                             --------------
GAS UTILITIES -- 2.5%
Nicor, Inc. (a)..............      285,986       12,683,479
Questar Corp. ...............    1,065,073       43,582,787
                                             --------------
                                                 56,266,266
                                             --------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 3.9%
AES Corp. (b)................    4,129,749       48,276,766
Constellation Energy Group,
  Inc. (a)...................    1,094,023       26,584,759
Dynegy, Inc. (Class A)
  (a)(b).....................    3,137,348       11,231,706
                                             --------------
                                                 86,093,231
                                             --------------
MULTI-UTILITIES -- 33.7%
Ameren Corp. (a).............    1,293,339       50,479,021
CenterPoint Energy, Inc. ....    2,114,045       30,801,636
CMS Energy Corp. (a).........    1,405,363       17,524,876
Consolidated Edison, Inc.
  (a)........................    1,678,560       72,110,937
Dominion Resources, Inc.
  (a)........................    3,538,179      151,363,298
DTE Energy Co. ..............    1,005,942       40,358,393
Integrys Energy Group, Inc.
  (a)........................      475,138       23,728,392
NiSource, Inc. ..............    1,699,990       25,091,852
PG&E Corp. ..................    2,198,905       82,348,992
Public Service Enterprise
  Group, Inc. ...............    3,102,187      101,720,712
Sempra Energy (a)............    1,511,240       76,272,283
TECO Energy, Inc. (a)........    1,317,690       20,727,264
Xcel Energy, Inc. (a)........    2,743,701       54,846,583
                                             --------------
                                                747,374,239
                                             --------------
TOTAL COMMON STOCKS --
  (Cost $2,775,969,135)......                 2,209,785,859
                                             --------------
SHORT TERM INVESTMENTS -- 7.0%
MONEY MARKET FUNDS -- 7.0%
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)...........  133,480,013      133,480,013
STIC Prime Portfolio.........   21,526,401       21,526,401
                                             --------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $155,006,414)........                   155,006,414
                                             --------------
TOTAL INVESTMENTS -- 106.6%
  (Cost $2,930,975,549)......                 2,364,792,273
OTHER ASSETS AND
  LIABILITIES -- (6.6)%......                  (146,274,079)
                                             --------------
NET ASSETS -- 100.0%.........                $2,218,518,194
                                             ==============




(a) Security, or portion thereof, was on loan as of September 30, 2008.
(b) Non-income producing security.
(c) Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d) Investments of cash collateral for securities loaned.




See accompanying notes to financial statements.

                     (This page is intentionally left blank)

THE SELECT SECTOR SPDR TRUST
STATEMENT OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2008


                                                THE CONSUMER     THE CONSUMER
                                                DISCRETIONARY       STAPLES         THE ENERGY      THE FINANCIAL
                                                SELECT SECTOR    SELECT SECTOR    SELECT SECTOR     SELECT SECTOR
                                                  SPDR FUND        SPDR FUND        SPDR FUND         SPDR FUND
                                               --------------   --------------   ---------------   ---------------
ASSETS
  Investments in unaffiliated issuers, at
     value* (Note 2).........................  $  997,966,617   $2,928,394,377   $ 6,632,218,874   $11,773,513,472
  Investments in affiliated issuers, at value
     (Note 2 and Note 3).....................      82,798,119       34,058,860       168,200,865       760,486,947
                                               --------------   --------------   ---------------   ---------------
     Total investments.......................   1,080,764,736    2,962,453,237     6,800,419,739    12,534,000,419
  Cash.......................................              --               --                --        41,429,485
  Receivable for investments sold............       1,988,047               --                --        72,022,796
  Receivable for income related to Select
     Sector SPDR shares in-kind
     transactions............................          20,745           28,906                --         1,572,810
  Dividends receivable -- unaffiliated
     issuers (Note 2)........................       1,114,971        7,195,582         2,795,683        16,791,030
  Dividends receivable -- affiliated issuers
     (Note 2)................................              --               --                --           818,022
  Prepaid expenses...........................           3,491            9,539            23,926            20,419
                                               --------------   --------------   ---------------   ---------------
       TOTAL ASSETS..........................   1,083,891,990    2,969,687,264     6,803,239,348    12,666,654,981
                                               --------------   --------------   ---------------   ---------------
LIABILITIES
  Payable upon return of securities loaned...      82,798,119       34,058,860       168,200,865       579,442,400
  Income dividends payable (Note 2)..........       2,739,695       17,816,586        15,124,369        98,595,713
  Payable for investments purchased..........       2,148,876               --                --        86,933,298
  Payable for income related to Select Sector
     SPDR shares in-kind transactions........              --               --           167,481                --
  Accrued distribution fees (Note 3).........         132,848          283,546           567,358           753,279
  Accrued advisory fees (Note 3).............          35,006           96,966           190,391           343,086
  Accrued administration, custodian and
     transfer agent fees (Note 3)............          23,890           65,887           129,212           232,711
  Accrued trustees fees (Note 3).............             867            2,326             5,526             6,242
  Accrued expenses and other liabilities.....         180,100          504,740         1,076,920         1,630,174
                                               --------------   --------------   ---------------   ---------------
       TOTAL LIABILITIES.....................      88,059,401       52,828,911       185,462,122       767,936,903
                                               --------------   --------------   ---------------   ---------------
       NET ASSETS............................  $  995,832,589   $2,916,858,353   $ 6,617,777,226   $11,898,718,078
                                               ==============   ==============   ===============   ===============
NET ASSETS REPRESENTED BY:
  Paid in surplus (Note 4)...................  $1,322,846,285   $3,219,572,970   $ 8,560,352,578   $13,006,678,814
  Undistributed (distributions in excess of)
     net investment income...................       3,374,635         (198,728)        9,472,202       (85,632,654)
  Accumulated net realized gain (loss) on
     investments.............................     (57,620,656)    (119,437,387)     (240,983,864)     (554,816,981)
  Net unrealized appreciation (depreciation)
     on investments..........................    (272,767,675)    (183,078,502)   (1,711,063,690)     (467,511,101)
                                               --------------   --------------   ---------------   ---------------
       NET ASSETS............................  $  995,832,589   $2,916,858,353   $ 6,617,777,226   $11,898,718,078
                                               ==============   ==============   ===============   ===============
NET ASSET VALUE PER SELECT SECTOR SPDR:
  Net asset value per Select Sector SPDR
     share...................................  $        28.05   $        27.42   $         63.87   $         20.09
                                               ==============   ==============   ===============   ===============
  Shares outstanding (unlimited amount
     authorized, $0.01 par value)............      35,502,135      106,362,663       103,616,468       592,169,586
                                               ==============   ==============   ===============   ===============
COST OF INVESTMENTS:
  Unaffiliated issuers.......................  $1,270,734,292   $3,111,472,879   $ 8,343,282,564   $12,211,823,062
  Affiliated issuers (Note 3)................      82,798,119       34,058,860       168,200,865       789,688,458
                                               --------------   --------------   ---------------   ---------------
  Total cost of investments..................  $1,353,532,411   $3,145,531,739   $ 8,511,483,429   $13,001,511,520
                                               ==============   ==============   ===============   ===============




* Includes $84,534,009, $33,707,262, $174,899,513, $636,380,183, $20,996,519,
  $72,646,795, $62,287,151, $84,752,703, $131,820,639, respectively, of investments in securities on loan, at value.



See accompanying notes to financial statements.


      THE HEALTH CARE   THE INDUSTRIAL    THE MATERIALS   THE TECHNOLOGY    THE UTILITIES
       SELECT SECTOR     SELECT SECTOR    SELECT SECTOR    SELECT SECTOR    SELECT SECTOR
         SPDR FUND         SPDR FUND        SPDR FUND        SPDR FUND        SPDR FUND
      ---------------   --------------   --------------   --------------   --------------

       $2,386,619,607   $1,668,232,589   $1,397,759,970   $2,448,078,888   $2,231,312,260
           21,166,240       72,405,399       61,473,612       83,077,896      133,480,013
       --------------   --------------   --------------   --------------   --------------
        2,407,785,847    1,740,637,988    1,459,233,582    2,531,156,784    2,364,792,273
                  --                --               --               --               --
                  --                --               --       61,884,589               --

                  --                --               --            5,190               --
            1,888,877        4,223,908        2,883,331          908,262        4,401,388
                  --                --               --               --               --
               11,184            7,654            6,738           12,635           11,507
       --------------   --------------   --------------   --------------   --------------
        2,409,685,908    1,744,869,550    1,462,123,651    2,593,967,460    2,369,205,168
       --------------   --------------   --------------   --------------   --------------

           21,166,240       72,405,399       61,473,612       83,077,896      133,480,013
           10,561,206        8,002,507        4,128,656        7,483,906       16,340,109
                  --                --               --       65,283,981               --

                  396            1,913           40,096               --           18,244
              259,946          178,789          194,642          614,215          295,454
               90,632           60,022           42,112           96,430           77,574
               61,594           40,846           28,706           65,524           52,743
                2,462            1,675            1,477            2,994            2,430
              398,928          340,044          274,992          600,238          420,407
       --------------   --------------   --------------   --------------   --------------
           32,541,404       81,031,195       66,184,293      157,225,184      150,686,974
       --------------   --------------   --------------   --------------   --------------
       $2,377,144,504   $1,663,838,355   $1,395,939,358   $2,436,742,276   $2,218,518,194
       ==============   ==============   ==============   ==============   ==============

       $2,958,227,101   $2,227,378,072   $1,860,602,192   $4,216,573,040   $2,828,716,247
            2,067,391        1,830,665        9,936,177        8,518,184       11,353,747
          (68,477,695)     (70,854,309)     (58,124,193)    (993,867,567)     (55,368,524)
         (514,672,293)    (494,516,073)    (416,474,818)    (794,481,381)    (566,183,276)
       --------------   --------------   --------------   --------------   --------------
       $2,377,144,504   $1,663,838,355   $1,395,939,358   $2,436,742,276   $2,218,518,194
       ==============   ==============   ==============   ==============   ==============

       $        30.43   $        30.66   $        33.10   $        19.83   $        33.11
       ==============   ==============   ==============   ==============   ==============
           78,110,568       54,268,261       42,170,743      122,854,397       67,005,371
       ==============   ==============   ==============   ==============   ==============

       $2,901,291,900   $2,162,748,662   $1,814,234,788   $3,242,560,269   $2,797,495,536
           21,166,240       72,405,399       61,473,612       83,077,896      133,480,013
       --------------   --------------   --------------   --------------   --------------
       $2,922,458,140   $2,235,154,061   $1,875,708,400   $3,325,638,165   $2,930,975,549
       ==============   ==============   ==============   ==============   ==============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 2008


                                            THE CONSUMER    THE CONSUMER
                                           DISCRETIONARY      STAPLES         THE ENERGY      THE FINANCIAL
                                           SELECT SECTOR   SELECT SECTOR    SELECT SECTOR     SELECT SECTOR
                                             SPDR FUND       SPDR FUND        SPDR FUND         SPDR FUND
                                           -------------   -------------   ---------------   ---------------
INVESTMENT INCOME
  Dividend income -- unaffiliated issuers
     (Note 2)............................  $  13,445,653   $  55,159,604   $    69,014,875   $   209,935,535
  Dividend income -- affiliated issuers
     (Note 2)............................             --              --                --         1,836,703
  Affiliated securities lending
     income -- net (Note 3 and Note 7)...        597,490         311,185           238,427         2,800,773
                                           -------------   -------------   ---------------   ---------------
     TOTAL INVESTMENT INCOME.............     14,043,143      55,470,789        69,253,302       214,573,011
                                           -------------   -------------   ---------------   ---------------
EXPENSES
  Distribution fees (Note 3).............        593,787       1,590,321         3,731,011         4,394,477
  License fees (Note 3)..................        508,960       1,363,132         3,198,009         3,766,694
  Advisory fees (Note 3).................        381,195       1,020,987         2,395,992         2,816,074
  Administrator, custodian and transfer
     agent fees (Note 3).................        267,298         744,327         1,816,002         2,080,521
  Printing and postage expenses..........         65,075         179,401           433,050           411,456
  Professional fees......................          8,993          25,983            60,616            74,352
  SEC registration expenses..............         17,662          47,419           112,865           123,017
  Trustee fees (Note 3)..................         10,883          29,757            72,963            67,761
  Insurance expense......................          9,282          22,463            57,423            42,419
  Miscellaneous expenses.................          6,196          14,914            35,517            30,423
                                           -------------   -------------   ---------------   ---------------
     TOTAL EXPENSES BEFORE WAIVERS.......      1,869,331       5,038,704        11,913,448        13,807,194
  Expenses waived by administrator,
     custodian and transfer agent (Note
     3)..................................         (4,731)        (12,128)          (27,673)          (37,256)
                                           -------------   -------------   ---------------   ---------------
  NET EXPENSES...........................      1,864,600       5,026,576        11,885,775        13,769,938
                                           -------------   -------------   ---------------   ---------------
  NET INVESTMENT INCOME..................     12,178,543      50,444,213        57,367,527       200,803,073
                                           -------------   -------------   ---------------   ---------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
  Net realized gain (loss) on:
     Investment
       transactions -- unaffiliated
       issuers...........................    (21,424,042)    186,655,905       470,080,898    (2,992,782,405)
     Investment
       transactions -- affiliated issuers
       (Note 3)..........................             --              --                --       (18,101,224)
  Net change in unrealized appreciation
     (depreciation) on:
     Investment
       transactions -- unaffiliated
       issuers...........................   (195,117,564)   (274,819,535)   (1,825,768,065)     (235,652,457)
     Investment
       transactions -- affiliated issuers
       (Note 3)..........................             --              --                --       (28,541,810)
                                           -------------   -------------   ---------------   ---------------
     NET REALIZED AND UNREALIZED GAIN
       (LOSS) ON INVESTMENTS.............   (216,541,606)    (88,163,630)   (1,355,687,167)   (3,275,077,896)
                                           -------------   -------------   ---------------   ---------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS..............  $(204,363,063)  $ (37,719,417)  $(1,298,319,640)  $(3,074,274,823)
                                           =============   =============   ===============   ===============






See accompanying notes to financial statements.

     THE HEALTH CARE   THE INDUSTRIAL   THE MATERIALS   THE TECHNOLOGY   THE UTILITIES
      SELECT SECTOR     SELECT SECTOR   SELECT SECTOR    SELECT SECTOR   SELECT SECTOR
        SPDR FUND         SPDR FUND       SPDR FUND        SPDR FUND       SPDR FUND
     ---------------   --------------   -------------   --------------   -------------

      $  45,026,834     $  33,451,207   $  34,594,598    $  38,147,367   $  74,144,891
                 --                --              --               --              --

            135,381           143,131         455,389          170,219         261,398
      -------------     -------------   -------------    -------------   -------------
         45,162,215        33,594,338      35,049,987       38,317,586      74,406,289
      -------------     -------------   -------------    -------------   -------------

          1,665,224         1,133,572         982,649        2,001,741       1,629,419
          1,427,335           971,633         842,271        1,715,778       1,396,645
          1,069,952           728,404         631,521        1,285,659       1,047,188

            784,111           528,085         455,812          953,001         779,556
            198,464           138,226         122,321          235,522         189,491
             27,253            19,292          16,964           33,859          20,431
             50,793            35,386          25,780           62,042          49,503
             33,393            23,527          20,736           38,960          34,138
             27,103            17,471          15,147           29,619          33,614
             16,813            12,522          12,444           19,942          17,362
      -------------     -------------   -------------    -------------   -------------
          5,300,441         3,608,118       3,125,645        6,376,123       5,197,347

            (11,863)           (8,583)         (6,981)         (15,309)        (11,626)
      -------------     -------------   -------------    -------------   -------------
          5,288,578         3,599,535       3,118,664        6,360,814       5,185,721
      -------------     -------------   -------------    -------------   -------------
         39,873,637        29,994,803      31,931,323       31,956,772      69,220,568
      -------------     -------------   -------------    -------------   -------------



         72,820,936        56,887,818      (6,862,101)     (15,047,964)     63,446,143

                 --                --              --               --              --

       (467,662,934)     (540,429,288)   (390,733,501)    (870,248,828)   (479,653,914)

                 --                --              --               --              --
      -------------     -------------   -------------    -------------   -------------

       (394,841,998)     (483,541,470)   (397,595,602)    (885,296,792)   (416,207,771)
      -------------     -------------   -------------    -------------   -------------

      $(354,968,361)    $(453,546,667)  $(365,664,279)   $(853,340,020)  $(346,987,203)
      =============     =============   =============    =============   =============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                               THE CONSUMER DISCRETIONARY          THE CONSUMER STAPLES
                                                 SELECT SECTOR SPDR FUND         SELECT SECTOR SPDR FUND
                                              ----------------------------   -------------------------------
                                                YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                09/30/2008     09/30/2007      09/30/2008       09/30/2007
                                              -------------   ------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income.....................  $  12,178,543   $  6,604,104   $   50,444,213   $   35,761,683
  Net realized gain (loss) on investment
     transactions...........................    (21,424,042)    70,243,929      186,655,905      117,433,883
  Net change in unrealized appreciation
     (depreciation) on investments..........   (195,117,564)   (43,063,821)    (274,819,535)      49,751,286
                                              -------------   ------------   --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS
     RESULTING FROM OPERATIONS..............   (204,363,063)    33,784,212      (37,719,417)     202,946,852
                                              -------------   ------------   --------------   --------------
  NET EQUALIZATION CREDITS AND CHARGES......     (2,523,993)      (584,070)       1,695,725         (526,243)
                                              -------------   ------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income.....................     (9,667,980)    (5,978,152)     (51,158,165)     (35,246,459)
                                              -------------   ------------   --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
     SPDR SHARES TRANSACTIONS (NOTE 4)......    483,046,590    272,138,637      913,535,118      443,289,660
                                              -------------   ------------   --------------   --------------
  Net increase in net assets during period..    266,491,554    299,360,627      826,353,261      610,463,810
  Net assets at beginning of period.........    729,341,035    429,980,408    2,090,505,092    1,480,041,282
                                              -------------   ------------   --------------   --------------
NET ASSETS END OF PERIOD(1).................  $ 995,832,589   $729,341,035   $2,916,858,353   $2,090,505,092
                                              =============   ============   ==============   ==============
(1) Including undistributed (distribution in
    excess of) net investment income........  $   3,374,635   $    864,072   $     (198,728)  $      515,224
                                              =============   ============   ==============   ==============






See accompanying notes to financial statements.

    THE ENERGY SELECT SECTOR         THE FINANCIAL SELECT SECTOR          THE HEALTH CARE SELECT
           SPDR FUND                          SPDR FUND                      SECTOR SPDR FUND
-------------------------------   --------------------------------   -------------------------------
   YEAR ENDED      YEAR ENDED        YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
   09/30/2008      09/30/2007        09/30/2008       09/30/2007       09/30/2008       09/30/2007
---------------  --------------   ---------------   --------------   --------------   --------------


$    57,367,527  $   51,532,207   $   200,803,073   $   59,029,042   $   39,873,637   $   32,310,847
    470,080,898   1,011,206,127    (3,010,883,629)     153,463,513       72,820,936      157,489,566

 (1,825,768,065)    451,090,465      (264,194,267)    (188,509,286)    (467,662,934)     (38,435,179)
---------------  --------------   ---------------   --------------   --------------   --------------

 (1,298,319,640)  1,513,828,799    (3,074,274,823)      23,983,269     (354,968,361)     151,365,234
---------------  --------------   ---------------   --------------   --------------   --------------
     (8,855,712)        345,942        72,941,113       15,512,112         (484,033)      (1,480,632)
---------------  --------------   ---------------   --------------   --------------   --------------

    (48,188,499)    (51,239,033)     (273,551,734)     (76,334,644)     (39,420,800)     (30,696,293)
---------------  --------------   ---------------   --------------   --------------   --------------

  3,090,597,168    (594,845,064)   12,341,647,271      916,311,893      696,654,824        7,427,256
---------------  --------------   ---------------   --------------   --------------   --------------
  1,735,233,317     868,090,644     9,066,761,827      879,472,630      301,781,630      126,615,565
  4,882,543,909   4,014,453,265     2,831,956,251    1,952,483,621    2,075,362,874    1,948,747,309
---------------  --------------   ---------------   --------------   --------------   --------------
$ 6,617,777,226  $4,882,543,909   $11,898,718,078   $2,831,956,251   $2,377,144,504   $2,075,362,874
===============  ==============   ===============   ==============   ==============   ==============

$     9,472,202  $      293,174   $   (85,632,654)  $  (12,883,993)  $    2,067,391   $    1,614,554
===============  ==============   ===============   ==============   ==============   ==============


THE SELECT SECTOR SPDR TRUST
STATEMENTS OF CHANGES IN NET ASSETS


                                                 THE INDUSTRIAL SELECT              THE MATERIALS SELECT
                                                    SECTOR SPDR FUND                  SECTOR SPDR FUND
                                            -------------------------------   -------------------------------
                                              YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
                                              09/30/2008       09/30/2007       09/30/2008       09/30/2007
                                            --------------   --------------   --------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS:
  Net investment income...................  $   29,994,803   $   21,957,561   $   31,931,323   $   25,940,745
  Net realized gain (loss) on investment
     transactions.........................      56,887,818      181,023,736       (6,862,101)     239,330,475
  Net change in unrealized appreciation
     (depreciation) on investments........    (540,429,288)      85,526,871     (390,733,501)      48,781,308
                                            --------------   --------------   --------------   --------------
  NET INCREASE (DECREASE) IN NET ASSETS
     FROM OPERATIONS......................    (453,546,667)     288,508,168     (365,664,279)     314,052,528
                                            --------------   --------------   --------------   --------------
  NET EQUALIZATION CREDITS AND CHARGES....      (1,962,937)         (27,559)      (9,522,491)        (991,953)
                                            --------------   --------------   --------------   --------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income...................     (28,112,955)     (23,043,547)     (22,565,609)     (23,650,235)
                                            --------------   --------------   --------------   --------------
NET INCREASE (DECREASE) IN NET ASSETS FROM
  SPDR SHARES TRANSACTIONS (NOTE 4).......     158,313,487      627,797,960       68,843,252      731,962,871
                                            --------------   --------------   --------------   --------------
  Net increase (decrease) in net assets
     during period........................    (325,309,072)     893,235,022     (328,909,127)   1,021,373,211
  Net assets at beginning of period.......   1,989,147,427    1,095,912,405    1,724,848,485      703,475,274
                                            --------------   --------------   --------------   --------------
NET ASSETS END OF PERIOD(1)...............  $1,663,838,355   $1,989,147,427   $1,395,939,358   $1,724,848,485
                                            ==============   ==============   ==============   ==============
(1) Including undistributed net investment
  income..................................  $    1,830,665   $    1,674,760   $    9,936,177   $    7,010,405
                                            ==============   ==============   ==============   ==============






See accompanying notes to financial statements.

          THE TECHNOLOGY SELECT              THE UTILITIES SELECT
             SECTOR SPDR FUND                  SECTOR SPDR FUND
     -------------------------------   -------------------------------
       YEAR ENDED       YEAR ENDED       YEAR ENDED       YEAR ENDED
       09/30/2008       09/30/2007       09/30/2008       09/30/2007
       ----------     --------------   --------------   --------------


     $   31,956,772   $   18,202,119   $   69,220,568   $   88,939,511
        (15,047,964)     115,374,633       63,446,143      531,472,015

       (870,248,828)     324,748,854     (479,653,914)    (122,711,991)
     --------------   --------------   --------------   --------------
       (853,340,020)     458,325,606     (346,987,203)     497,699,535
     --------------   --------------   --------------   --------------
           (955,973)        (349,727)      (8,875,769)     (10,288,606)
     --------------   --------------   --------------   --------------

        (31,017,832)     (17,641,961)     (60,075,635)     (78,869,130)
     --------------   --------------   --------------   --------------

        595,134,870      468,685,135     (100,293,102)    (667,479,951)
     --------------   --------------   --------------   --------------
       (290,178,955)     909,019,053     (516,231,709)    (258,938,152)
      2,726,921,231    1,817,902,178    2,734,749,903    2,993,688,055
     --------------   --------------   --------------   --------------
     $2,436,742,276   $2,726,921,231   $2,218,518,194   $2,734,749,903
     ==============   ==============   ==============   ==============
     $    8,518,184   $    7,579,244   $   11,353,747   $   14,021,778
     ==============   ==============   ==============   ==============


THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                            THE CONSUMER DISCRETIONARY
                                              SELECT SECTOR SPDR FUND


                               YEAR        YEAR        YEAR        YEAR        YEAR
                               ENDED       ENDED       ENDED       ENDED       ENDED
                             09/30/08    09/30/07    09/30/06    09/30/05    09/30/04
                             --------    --------    --------    --------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $  36.74    $  34.95    $  32.46    $  31.22    $  27.61
                             --------    --------    --------    --------    --------
Net investment income......      0.46(1)     0.37        0.32(1)     0.27(1)     0.24
Net realized and unrealized
  gain (loss) (2)..........     (8.57)       1.80        2.53        1.19        3.59
                             --------    --------    --------    --------    --------
Total from investment
  operations...............     (8.11)       2.17        2.85        1.46        3.83
                             --------    --------    --------    --------    --------
Net equalization credits
  and charges..............     (0.09)      (0.03)      (0.05)       0.04       (0.01)
                             --------    --------    --------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......     (0.49)      (0.35)      (0.31)      (0.26)      (0.21)
                             --------    --------    --------    --------    --------
NET ASSET VALUE, END OF
  PERIOD...................  $  28.05    $  36.74    $  34.95    $  32.46    $  31.22
                             ========    ========    ========    ========    ========
TOTAL RETURN (3)...........    (22.39)%      6.07%       8.70%       4.82%      13.83%
                             ========    ========    ========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $995,833    $729,341    $429,980    $277,558    $254,431
Ratio of expenses to
  average net assets.......      0.22%       0.23%       0.24%       0.26%       0.28%
Ratio of expenses to
  average net assets before
  waivers..................      0.22%       0.23%       0.24%       0.26%       0.30%
Ratio of net investment
  income (loss) to average
  net assets...............      1.44%       0.93%       0.98%       0.82%       0.69%
Portfolio turnover rate
  (4)......................      8.56%       5.65%      12.06%      18.03%       2.61%





See accompanying notes to financial highlights on page 76.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                  THE CONSUMER STAPLES
                                                 SELECT SECTOR SPDR FUND


                                YEAR          YEAR          YEAR         YEAR        YEAR
                                ENDED         ENDED         ENDED        ENDED       ENDED
                              09/30/08      09/30/07      09/30/06     09/30/05    09/30/04
                             ----------    ----------    ----------    --------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    27.94    $    25.34    $    23.28    $  21.66    $  20.30
                             ----------    ----------    ----------    --------    --------
Net investment income......        0.59          0.59          0.50(1)     0.42(1)     0.34
Net realized and unrealized
  gain (loss) (2)..........       (0.53)         2.60          2.04        1.60        1.35
                             ----------    ----------    ----------    --------    --------
Total from investment
  operations...............        0.06          3.19          2.54        2.02        1.69
                             ----------    ----------    ----------    --------    --------
Net equalization credits
  and charges..............        0.02         (0.01)         0.02        0.02        0.02
                             ----------    ----------    ----------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (0.60)        (0.58)        (0.50)      (0.42)      (0.35)
                             ----------    ----------    ----------    --------    --------
NET ASSET VALUE, END OF
  PERIOD...................  $    27.42    $    27.94    $    25.34    $  23.28    $  21.66
                             ==========    ==========    ==========    ========    ========
TOTAL RETURN (3)...........        0.28%        12.69%        11.13%       9.44%       8.38%
                             ==========    ==========    ==========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $2,916,858    $2,090,505    $1,480,041    $857,861    $617,237
Ratio of expenses to
  average net assets.......        0.22%         0.23%         0.24%       0.26%       0.27%
Ratio of expenses to
  average net assets before
  waivers..................        0.22%         0.23%         0.24%       0.26%       0.30%
Ratio of net investment
  income (loss) to average
  net assets...............        2.22%         2.18%         2.10%       1.84%       1.62%
Portfolio turnover rate
  (4)......................        3.20%         5.76%         7.55%      24.17%       2.84%





See accompanying notes to financial highlights on page 76.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                         THE ENERGY
                                                   SELECT SECTOR SPDR FUND


                                YEAR          YEAR          YEAR          YEAR          YEAR
                                ENDED         ENDED         ENDED         ENDED         ENDED
                              09/30/08      09/30/07      09/30/06      09/30/05      09/30/04
                             ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    74.99    $    53.48    $    53.65    $    35.00    $    23.99
                             ----------    ----------    ----------    ----------    ----------
Net investment income......        0.93          0.78          0.64          0.58(1)       0.51(1)
Net realized and unrealized
  gain (loss) (2)..........      (11.07)        21.49         (0.14)        18.67         10.98
                             ----------    ----------    ----------    ----------    ----------
Total from investment
  operations...............      (10.14)        22.27          0.50         19.25         11.49
                             ----------    ----------    ----------    ----------    ----------
Net equalization credits
  and charges..............       (0.13)         0.01          0.00(5)      (0.04)         0.03
                             ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (0.85)        (0.77)        (0.67)        (0.56)        (0.51)
                             ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF
  PERIOD...................  $    63.87    $    74.99    $    53.48    $    53.65    $    35.00
                             ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (3)...........      (13.87)%       41.87%         0.87%        55.29%        48.27%
                             ==========    ==========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $6,617,777    $4,882,544    $4,014,453    $3,431,320    $1,463,233
Ratio of expenses to
  average net assets.......        0.22%         0.23%         0.24%         0.25%         0.27%
Ratio of expenses to
  average net assets before
  waivers..................        0.22%         0.23%         0.24%         0.26%         0.30%
Ratio of net investment
  income (loss) to average
  net assets...............        1.08%         1.19%         1.18%         1.36%         1.70%
Portfolio turnover rate
  (4)......................        6.87%         7.00%        18.00%        10.32%         9.70%





See accompanying notes to financial highlights on page 76.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                       THE FINANCIAL
                                                  SELECT SECTOR SPDR FUND


                                 YEAR          YEAR          YEAR          YEAR         YEAR
                                ENDED          ENDED         ENDED         ENDED        ENDED
                               09/30/08      09/30/07      09/30/06      09/30/05     09/30/04
                             -----------    ----------    ----------    ----------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $     34.28    $    34.64    $    29.50    $    28.51    $  25.41
                             -----------    ----------    ----------    ----------    --------
Net investment income......         0.86          0.84(1)       0.77          0.67(1)     0.58
Net realized and unrealized
  gain (loss) (2)..........       (14.48)        (0.53)         5.22          1.07        3.10
                             -----------    ----------    ----------    ----------    --------
Total from investment
  operations...............       (13.62)         0.31          5.99          1.74        3.68
                             -----------    ----------    ----------    ----------    --------
Net equalization credits
  and charges..............         0.28          0.22         (0.08)        (0.06)       0.02
                             -----------    ----------    ----------    ----------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......        (0.85)        (0.89)        (0.77)        (0.69)      (0.60)
                             -----------    ----------    ----------    ----------    --------
NET ASSET VALUE, END OF
  PERIOD...................  $     20.09    $    34.28    $    34.64    $    29.50    $  28.51
                             ===========    ==========    ==========    ==========    ========
TOTAL RETURN (3)...........       (39.24)%        1.41%        20.16%         5.88%      14.62%
                             ===========    ==========    ==========    ==========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $11,898,718    $2,831,956    $1,952,484    $1,569,450    $995,236
Ratio of expenses to
  average net assets.......         0.22%         0.23%         0.24%         0.26%       0.26%
Ratio of expenses to
  average net assets before
  waivers..................         0.22%         0.23%         0.24%         0.26%       0.30%
Ratio of net investment
  income (loss) to average
  net assets...............         3.20%         2.35%         2.42%         2.30%       2.14%
Portfolio turnover rate
  (4)......................        18.24%        14.57%        10.93%         9.34%       8.67%





See accompanying notes to financial highlights on page 76.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                      THE HEALTH CARE
                                                  SELECT SECTOR SPDR FUND


                                YEAR          YEAR          YEAR          YEAR         YEAR
                                ENDED         ENDED         ENDED         ENDED        ENDED
                              09/30/08      09/30/07      09/30/06      09/30/05     09/30/04
                             ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    35.41    $    33.17    $    31.37    $    28.80    $  27.86
                             ----------    ----------    ----------    ----------    --------
Net investment income......        0.55(1)       0.56(1)       0.44(1)       0.37(1)     0.36
Net realized and unrealized
  gain (loss) (2)..........       (4.97)         2.27          1.81          2.57        0.90
                             ----------    ----------    ----------    ----------    --------
Total from investment
  operations...............       (4.42)         2.83          2.25          2.94        1.26
                             ----------    ----------    ----------    ----------    --------
Net equalization credits
  and charges..............       (0.01)        (0.03)        (0.02)         0.02        0.03
                             ----------    ----------    ----------    ----------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (0.55)        (0.56)        (0.43)        (0.39)      (0.35)
                             ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, END OF
  PERIOD...................  $    30.43    $    35.41    $    33.17    $    31.37    $  28.80
                             ==========    ==========    ==========    ==========    ========
TOTAL RETURN (3)...........      (12.55)%        8.49%         7.17%        10.32%       4.57%
                             ==========    ==========    ==========    ==========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $2,377,145    $2,075,363    $1,948,747    $1,617,139    $809,168
Ratio of expenses to
  average net assets.......        0.22%         0.23%         0.24%         0.25%       0.27%
Ratio of expenses to
  average net assets before
  waivers..................        0.22%         0.23%         0.24%         0.26%       0.30%
Ratio of net investment
  income (loss) to average
  net assets...............        1.68%         1.64%         1.40%         1.20%       1.20%
Portfolio turnover rate
  (4)......................        3.69%        10.15%         3.81%         3.48%       7.15%





See accompanying notes to financial highlights on page 76.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                     THE INDUSTRIAL
                                                 SELECT SECTOR SPDR FUND


                                YEAR          YEAR          YEAR         YEAR        YEAR
                                ENDED         ENDED         ENDED        ENDED       ENDED
                              09/30/08      09/30/07      09/30/06     09/30/05    09/30/04
                             ----------    ----------    ----------    --------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    40.92    $    33.35    $    30.14    $  28.36    $  23.26
                             ----------    ----------    ----------    --------    --------
Net investment income......        0.69(1)       0.63(1)       0.56        0.46(1)     0.38(1)
Net realized and unrealized
  gain (loss) (2)..........      (10.21)         7.60          3.23        1.79        5.12
                             ----------    ----------    ----------    --------    --------
Total from investment
  operations...............       (9.52)         8.23          3.79        2.25        5.50
                             ----------    ----------    ----------    --------    --------
Net equalization credits
  and charges..............       (0.05)         0.00(5)      (0.04)      (0.01)      (0.02)
                             ----------    ----------    ----------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (0.69)        (0.66)        (0.54)      (0.46)      (0.38)
                             ----------    ----------    ----------    --------    --------
NET ASSET VALUE, END OF
  PERIOD...................  $    30.66    $    40.92    $    33.35    $  30.14    $  28.36
                             ==========    ==========    ==========    ========    ========
TOTAL RETURN (3)...........      (23.55)%       24.88%        12.51%       7.87%      23.64%
                             ==========    ==========    ==========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $1,663,838    $1,989,147    $1,095,912    $717,293    $580,057
Ratio of expenses to
  average net assets.......        0.22%         0.23%         0.24%       0.25%       0.28%
Ratio of expenses to
  average net assets before
  waivers..................        0.22%         0.23%         0.24%       0.26%       0.30%
Ratio of net investment
  income (loss) to average
  net assets...............        1.85%         1.69%         1.67%       1.54%       1.44%
Portfolio turnover rate
  (4)......................        4.27%         7.12%         3.01%       6.20%       2.98%





See accompanying notes to financial highlights on page 76.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                     THE MATERIALS
                                                SELECT SECTOR SPDR FUND


                                YEAR          YEAR         YEAR        YEAR        YEAR
                                ENDED         ENDED        ENDED       ENDED       ENDED
                              09/30/08      09/30/07     09/30/06    09/30/05    09/30/04
                             ----------    ----------    --------    --------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    42.15    $    31.67    $  27.47    $  27.54    $  21.86
                             ----------    ----------    --------    --------    --------
Net investment income......        0.94(1)       0.85(1)     0.80(1)     0.58(1)     0.50(1)
Net realized and unrealized
  gain (loss) (2)..........       (8.78)        10.46        4.30       (0.06)       5.70
                             ----------    ----------    --------    --------    --------
Total from investment
  operations...............       (7.84)        11.31        5.10        0.52        6.20
                             ----------    ----------    --------    --------    --------
Net equalization credits
  and charges..............       (0.28)        (0.03)      (0.12)      (0.02)      (0.03)
                             ----------    ----------    --------    --------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (0.93)        (0.80)      (0.78)      (0.57)      (0.49)
                             ----------    ----------    --------    --------    --------
NET ASSET VALUE, END OF
  PERIOD...................  $    33.10    $    42.15    $  31.67    $  27.47    $  27.54
                             ==========    ==========    ========    ========    ========
TOTAL RETURN (3)...........      (19.58)%       35.97%      18.13%       1.78%      28.35%
                             ==========    ==========    ========    ========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $1,395,939    $1,724,848    $703,475    $757,085    $659,685
Ratio of expenses to
  average net assets.......        0.22%         0.23%       0.24%       0.26%       0.27%
Ratio of expenses to
  average net assets before
  waivers..................        0.22%         0.23%       0.24%       0.26%       0.30%
Ratio of net investment
  income (loss) to average
  net assets...............        2.27%         2.26%       2.57%       2.01%       1.96%
Portfolio turnover rate
  (4)......................       12.03%         8.94%       6.24%      16.06%       3.47%





See accompanying notes to financial highlights on page 76.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                      THE TECHNOLOGY
                                                  SELECT SECTOR SPDR FUND


                                YEAR          YEAR          YEAR          YEAR         YEAR
                                ENDED         ENDED         ENDED         ENDED        ENDED
                              09/30/08      09/30/07      09/30/06      09/30/05     09/30/04
                             ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    27.00    $    21.99    $    20.89    $    19.10    $  18.25
                             ----------    ----------    ----------    ----------    --------
Net investment income......        0.27(1)       0.20          0.19(1)       0.47(6)     0.13
Net realized and unrealized
  gain (loss) (2)..........       (7.16)         5.02          1.10          1.74        0.85
                             ----------    ----------    ----------    ----------    --------
Total from investment
  operations...............       (6.89)         5.22          1.29          2.21        0.98
                             ----------    ----------    ----------    ----------    --------
Net equalization credits
  and charges..............       (0.01)         0.00(5)       0.00(5)       0.00(5)     0.01
                             ----------    ----------    ----------    ----------    --------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (0.27)        (0.21)        (0.19)        (0.42)      (0.14)
                             ----------    ----------    ----------    ----------    --------
NET ASSET VALUE, END OF
  PERIOD...................  $    19.83    $    27.00    $    21.99    $    20.89    $  19.10
                             ==========    ==========    ==========    ==========    ========
TOTAL RETURN (3)...........      (25.68)%       23.79%         6.20%        11.65%       5.37%
                             ==========    ==========    ==========    ==========    ========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $2,436,742    $2,726,921    $1,817,902    $1,306,948    $936,192
Ratio of expenses to
  average net assets.......        0.22%         0.23%         0.24%         0.26%       0.26%
Ratio of expenses to
  average net assets before
  waivers..................        0.22%         0.23%         0.24%         0.26%       0.30%
Ratio of net investment
  income (loss) to average
  net assets...............        1.12%         0.85%         0.91%         2.33%       0.68%
Portfolio turnover rate
  (4)......................        9.31%        12.83%        11.30%         8.33%       2.87%





See accompanying notes to financial highlights on page 76.

THE SELECT SECTOR SPDR TRUST
FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SELECT SECTOR SPDR SHARE OUTSTANDING THROUGHOUT EACH YEAR


                                                        THE UTILITIES
                                                   SELECT SECTOR SPDR FUND


                                YEAR          YEAR          YEAR          YEAR          YEAR
                                ENDED         ENDED         ENDED         ENDED         ENDED
                              09/30/08      09/30/07      09/30/06      09/30/05      09/30/04
                             ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, BEGINNING
  OF PERIOD................  $    39.90    $    33.97    $    33.58    $    25.10    $    21.79
                             ----------    ----------    ----------    ----------    ----------
Net investment income......        1.19(1)       1.10(1)       1.08(1)       0.98(1)       0.85(1)
Net realized and unrealized
  gain (loss) (2)..........       (6.63)         6.06          0.39          8.50          3.33
                             ----------    ----------    ----------    ----------    ----------
Total from investment
  operations...............       (5.44)         7.16          1.47          9.48          4.18
                             ----------    ----------    ----------    ----------    ----------
Net equalization credits
  and charges..............       (0.15)        (0.13)        (0.01)        (0.02)        (0.05)
                             ----------    ----------    ----------    ----------    ----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income......       (1.20)        (1.10)        (1.07)        (0.98)        (0.82)
                             ----------    ----------    ----------    ----------    ----------
NET ASSET VALUE, END OF
  PERIOD...................  $    33.11    $    39.90    $    33.97    $    33.58    $    25.10
                             ==========    ==========    ==========    ==========    ==========
TOTAL RETURN (3)...........      (14.39)%       20.83%         4.49%        38.18%        19.13%
                             ==========    ==========    ==========    ==========    ==========
RATIOS AND SUPPLEMENTAL
  DATA:
Net assets, end of period
  (in 000's)...............  $2,218,518    $2,734,750    $2,993,688    $2,057,493    $1,270,116
Ratio of expenses to
  average net assets.......        0.22%         0.23%         0.24%         0.26%         0.27%
Ratio of expenses to
  average net assets before
  waivers..................        0.22%         0.23%         0.24%         0.26%         0.30%
Ratio of net investment
  income (loss) to average
  net assets...............        2.97%         2.85%         3.34%         3.33%         3.64%
Portfolio turnover rate
  (4)......................        3.83%         9.80%         2.13%         4.40%         9.67%



(1) Per share numbers have been calculated using the average shares method, which more appropriately presents the per share data for the period.

(2) The amounts shown at this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.

(3) Total return is calculated assuming a purchase of shares at net asset value per share on the first day and a sale at net asset value per share on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per share on the respective payment dates of each Fund. Total return for a period of less than one year is not annualized. Broker commission charges are not included in the calculation.

(4) Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions on Select Sector SPDR shares.

(5) Less than $0.005 per share.

(6) Net investment income per share reflects receipt of a special one time dividend from a portfolio holding (Microsoft Corp.) The effect of this dividend amounted to $0.31 per share.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

1.  ORGANIZATION

The Select Sector SPDR Trust (the "Trust") was organized in the Commonwealth of Massachusetts on June 10, 1998 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks in substantially the same weighting, in a particular sector or group of industries as specified by a specified market sector index (each a "Select Sector Index"). Each of the nine Select Sector Indexes represents a basket of equity securities of public companies that are components of the S&P 500 Index and are included in a specific sector. The Trust is comprised of nine funds (collectively the "Funds" or "Select Sector SPDR Funds" and each individually a "Fund" or "Select Sector SPDR Fund") as follows: The Consumer Discretionary Select Sector SPDR Fund, The Consumer Staples Select Sector SPDR Fund, The Energy Select Sector SPDR Fund, The Financial Select Sector SPDR Fund, The Health Care Select Sector SPDR Fund, The Industrial Select Sector SPDR Fund, The Materials Select Sector SPDR Fund, The Technology Select Sector SPDR Fund, and The Utilities Select Sector SPDR Fund. Each Fund operates as a non-diversified investment company.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of material loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. You should anticipate that the value of a Fund's shares will decline, more or less, in correlation with any decline in the value of the relevant Select Sector Index. The values of equity securities could decline generally or could underperform other investments. Further, a Fund would not sell an equity security because the security's issuer was in financial trouble unless that security is removed from the relevant Select Sector Index.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

SECURITY VALUATION

The value of each Fund's portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security's market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the "Board") believes will better reflect fair value in accordance with the Trust's valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the "Committee"). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security in a Fund's portfolio has been materially affected by events occurring after the close of the market on

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------


which the security is principally traded (such as in the case of a corporate action or other news that may materially affect the price of the security) or trading in a security has been suspended or halted. Accordingly, a Fund's net asset value may reflect certain portfolio securities' fair values rather than their market prices.

INVESTMENT INCOME

Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

EXPENSES

Expenses of the Trust, which are directly identifiable to a specific Fund, are applied to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

DISTRIBUTIONS

The Trust declares and distributes dividends from net investment income to its shareholders quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

EQUALIZATION

The Funds follow the accounting practice known as "Equalization" by which a portion of the proceeds from sales and costs of reacquiring Select Sector SPDR Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisitions of Select Sector SPDR Fund shares.

FEDERAL INCOME TAX

The Funds have qualified and intend to qualify for and elect treatment as "regulated investment companies" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, real estate investment trusts (REITs) and losses deferred due to wash sales.

At September 30, 2008, the Funds had the following capital loss carryforwards, which may be utilized to offset any net realized capital gains, expiring September 30:

                                   2009         2010          2011          2012         2013         2014         2015
---------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select
  Sector SPDR Fund             $   718,060  $    732,626  $ 13,927,450  $  2,502,233  $  997,052  $ 9,450,752  $  7,544,551
Consumer Staples Select
  Sector SPDR Fund               5,361,967     1,125,600    54,107,397    23,758,907     799,804   23,679,427       175,734
Energy Select Sector SPDR
  Fund                             615,827     6,697,642    65,879,072     6,684,065     821,860       50,406    94,186,580
Financial Select Sector SPDR
  Fund                           3,419,828     3,115,309    19,148,460     8,078,713   4,176,362    9,961,554    10,349,660
Health Care Select Sector
  SPDR Fund                      1,393,723     2,876,921    17,808,907     1,306,855   6,333,060    7,166,786     3,362,549
Industrial Select Sector SPDR
  Fund                           5,365,360       617,211    29,450,669     6,331,812   1,389,592    4,968,985     7,287,655
Materials Select Sector SPDR
  Fund                           1,158,053     3,739,320     6,349,204     2,359,563   1,867,693    3,631,452       400,900
Technology Select Sector SPDR
  Fund                          13,684,462   110,778,244   305,114,554   123,285,364   9,613,457   52,407,581   149,073,403
Utilities Select Sector SPDR
  Fund                                  --            --    18,897,010    15,559,181     400,327    2,962,529     4,942,581
                                   2016
------------------------------------------
Consumer Discretionary Select
  Sector SPDR Fund             $ 4,343,910
Consumer Staples Select
  Sector SPDR Fund               2,872,408
Energy Select Sector SPDR
  Fund                          16,887,031
Financial Select Sector SPDR
  Fund                          41,494,569
Health Care Select Sector
  SPDR Fund                      1,330,406
Industrial Select Sector SPDR
  Fund                           5,756,566
Materials Select Sector SPDR
  Fund                           2,396,678
Technology Select Sector SPDR
  Fund                          64,942,837
Utilities Select Sector SPDR
  Fund                                  --

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

During the tax year ended September 30, 2008, the Funds utilized/expired capital loss carryforwards in the following amounts:

                                                               AMOUNT UTILIZED     AMOUNT EXPIRED
-------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                    $       --         $  234,327
Consumer Staples Select Sector SPDR Fund                                  --             32,935
Energy Select Sector SPDR Fund                                            --            748,469
Financial Select Sector SPDR Fund                                         --            310,711
Technology Select Sector SPDR Fund                                        --          1,441,975
Utilities Select Sector SPDR Fund                                  3,963,433                 --


During the year ended September 30, 2008, the Funds reclassified non-taxable security gains and losses realized in the in-kind redemption of Creation Units (See Note 4) as an increase or decrease to paid in surplus in the Statements of Assets and Liabilities as follows:

                                                            NET GAIN (LOSS)
                                                            RECLASSIFIED TO
                                                            PAID IN SURPLUS
---------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund              $    (2,648,205)
Consumer Staples Select Sector SPDR Fund                        194,574,842
Energy Select Sector SPDR Fund                                  523,835,744
Financial Select Sector SPDR Fund                            (2,365,959,379)
Health Care Select Sector SPDR Fund                              98,365,498
Industrial Select Sector SPDR Fund                               67,662,955
Materials Select Sector SPDR Fund                                38,928,615
Technology Select Sector SPDR Fund                              121,548,336
Utilities Select Sector SPDR Fund                                72,729,616


Under current tax laws, capital losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2007 through September 30, 2008 and have been deferred for tax purposes until fiscal year 2009:

                                                            DEFERRED LOSSES
---------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                $ 16,666,439
Consumer Staples Select Sector SPDR Fund                         5,745,233
Energy Select Sector SPDR Fund                                  42,286,699
Financial Select Sector SPDR Fund                              395,282,163
Health Care Select Sector SPDR Fund                             21,755,057
Industrial Select Sector SPDR Fund                               7,345,049
Materials Select Sector SPDR Fund                               33,977,755
Technology Select Sector SPDR Fund                             118,160,096
Utilities Select Sector SPDR Fund                                9,343,193

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

For the year ended September 30, 2008, there were no significant differences between the book basis and the tax basis character of distributions to shareholders.

The tax character of distributions paid during the year ended September 30, 2008, was as follows:

                                                                                       LONG-TERM
                                                                 ORDINARY INCOME     CAPITAL GAIN
-------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                     $  9,667,980           $--
Consumer Staples Select Sector SPDR Fund                             51,158,165            --
Energy Select Sector SPDR Fund                                       48,188,499            --
Financial Select Sector SPDR Fund                                   273,551,734            --
Health Care Select Sector SPDR Fund                                  39,420,800            --
Industrial Select Sector SPDR Fund                                   28,112,955            --
Materials Select Sector SPDR Fund                                    22,565,609            --
Technology Select Sector SPDR Fund                                   31,017,832            --
Utilities Select Sector SPDR Fund                                    60,075,635            --


The tax character of distributions paid during the year ended September 30, 2007, was as follows:

                                                                                    LONG-TERM
                                                                ORDINARY INCOME   CAPITAL GAIN
----------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                    $ 5,978,152          $--
Consumer Staples Select Sector SPDR Fund                           35,246,459           --
Energy Select Sector SPDR Fund                                     51,239,033           --
Financial Select Sector SPDR Fund                                  76,334,644           --
Health Care Select Sector SPDR Fund                                30,696,293           --
Industrial Select Sector SPDR Fund                                 23,043,547           --
Materials Select Sector SPDR Fund                                  23,650,235           --
Technology Select Sector SPDR Fund                                 17,641,961           --
Utilities Select Sector SPDR Fund                                  78,869,130           --


There were no significant differences between the book basis and tax basis components of net assets other than differences in the net unrealized appreciation (depreciation) in value of investments attributable to the tax deferral of losses on wash sales and in undistributed ordinary income attributable to dividends payable at period end.

As of September 30, 2008, the components of distributable earnings (excluding unrealized appreciation (depreciation)) on a tax basis were as follows:

                                                           UNDISTRIBUTED         UNDISTRIBUTED
                                                          ORDINARY INCOME   LONG-TERM CAPITAL GAIN
--------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund              $ 6,114,330               $--
Consumer Staples Select Sector SPDR Fund                     17,617,858                --
Energy Select Sector SPDR Fund                               24,596,571                --
Financial Select Sector SPDR Fund                            12,963,057                --
Health Care Select Sector SPDR Fund                          12,628,597                --
Industrial Select Sector SPDR Fund                            9,833,172                --
Materials Select Sector SPDR Fund                            14,064,833                --
Technology Select Sector SPDR Fund                           16,002,090                --
Utilities Select Sector SPDR Fund                            27,693,856                --

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

On July 13, 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48" or the "Interpretation"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet a "more-likely-than-not" threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date.

Each Fund adopted the provisions of FIN 48 on October 1, 2007. Management evaluated the implications of FIN 48 and determined that the tax positions met a "more-likely-than-not" threshold. The Trust is not aware of any tax positions that for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change over the next twelve months. There was no impact resulting from the adoption of this Interpretation on the Funds' financial statements. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service. It is each Fund's policy to record interest and penalty charges on underpaid taxes associated with its tax positions as interest expense and miscellaneous expense, respectively. No such charges were recorded in the current financial statements.

INVESTMENT TRANSACTIONS

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of nonreclaimable foreign tax withholdings on the ex-date.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with commercial banks. In a repurchase agreement, a Fund buys a security and the seller simultaneously agrees to repurchase the security on a specified future date at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the Fund's money is invested in the security. Because the security constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a collateralized loan. The Fund's risk is the ability of the seller to pay the agreed-upon price on the maturity date. If the seller is unable to make a timely repurchase, the Fund could experience delays in the receipt of expected proceeds, suffer a loss in principal or current interest, or incur costs in liquidating the collateral. On September 30, 2008, the Trust had no open repurchase agreements.

CONCENTRATION OF RISK

Each of the Select Sector SPDR Funds concentrates its investments in certain industries, subjecting them to greater risk than funds that invest in a wider range of industries.

NEW ACCOUNTING PRONOUNCEMENTS

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As a result, the Funds adopted SFAS 157 for the fiscal year beginning October 1, 2008. Management is evaluating the application of SFAS 157 to the Funds and believes the impact will be limited to expanded disclosures resulting from the adoption of SFAS 157 in the Funds' financial statements.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about the Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

3.  RELATED PARTY FEES AND TRANSACTIONS

ADVISER FEES

Each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the "Adviser"). As compensation for the services provided to the Funds under the Investment Advisory Agreement, each Fund pays the Adviser a fee accrued daily and paid monthly at the annualized rate of 0.05% for the first $12.5 billion of average daily net assets of the Trust and 0.04% thereafter. From time to time, the Adviser may waive all or a portion of its fee.

TRUSTEES' FEES

Commencing January 1, 2008, The Trust pays each independent Trustee an annual fee of $50,000 plus a per meeting fee of $4,000 for scheduled quarterly meetings of the Board of Trustees attended by the Trustee and $1,000 for each special telephone meeting, if applicable. The Chairman of the Board receives an additional fee of $20,000 per year. Independent Trustees who serve on the Trust's Audit Committee ("Committee Members") also receive $2,000 per committee meeting attended except for the Chairman of the Committee who receives $4,000 per committee meeting attended. The Trust also reimburses each Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Previously, the Trust paid each independent Trustee an annual fee of $24,000 plus a per meeting fee of $3,000 and $1,000 for each special telephone meeting.

UNITARY FEE

A "Unitary" Fee is paid by each Fund to State Street Bank and Trust Company ("State Street") for the Administration, Custody and Transfer Agency services it provides to the Funds. The unitary fee is calculated based upon the average daily net assets of the Trust and allocated pro rata to each Select Sector SPDR Fund based upon the relative net assets of each Fund. The unitary fee is a sliding scale fee calculated as follows: (i) 0.07% of average daily net assets of the Trust up to the first $4.5 billion of net assets; (ii) 0.05% of average daily net assets up to the next $4.5 billion of net assets of the Trust; (iii) 0.03% of average daily net assets of the next $3.5 billion of net assets of the Trust; and (iv) 0.015% of average net assets on the remainder of net assets. As of January 1, 2008, State Street has voluntarily agreed to waive 0.005% of its unitary fee on net assets of the Trust over $22.5 billion. See also Note 4.

State Street has not entered into an agreement with the Trust to recapture waived fees in subsequent periods. The waiver amounts for the Unitary Fees for the period from January 1, 2008 to September 30, 2008 were as follows:

                                                            WAIVER AMOUNT
-------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                 $ 4,731
Consumer Staples Select Sector SPDR Fund                        12,128
Energy Select Sector SPDR Fund                                  27,673
Financial Select Sector SPDR Fund                               37,256
Health Care Select Sector SPDR Fund                             11,863
Industrial Select Sector SPDR Fund                               8,583
Materials Select Sector SPDR Fund                                6,981
Technology Select Sector SPDR Fund                              15,309
Utilities Select Sector SPDR Fund                               11,626


State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in an investment fund managed by the Adviser, the State Street Navigator Securities Lending Prime Portfolio. The State Street Navigator Securities Lending Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 7 for additional information regarding securities lending.

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

For the period January 31, 2008 (inception of lending activities via State Street) through September 30, 2008, State Street earned securities lending agent fees as follows:

                                                           SECURITIES LENDING
                                                               AGENT FEES
-----------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                  $105,147
Consumer Staples Select Sector SPDR Fund                          54,677
Energy Select Sector SPDR Fund                                    41,836
Financial Select Sector SPDR Fund                                492,758
Health Care Select Sector SPDR Fund                               23,749
Industrial Select Sector SPDR Fund                                25,109
Materials Select Sector SPDR Fund                                 80,065
Technology Select Sector SPDR Fund                                29,870
Utilities Select Sector SPDR Fund                                 45,888


DISTRIBUTOR

ALPS Distributors, Inc. (the "Distributor") serves as the distributor of the shares of each Fund. Pursuant to a Distribution and Service Plan adopted in accordance with Rule 12b-1 under the 1940 Act, each Fund is authorized to pay a fee to the Distributor at an annualized rate of 0.25% of the average daily net assets of each of the Funds. The Board of Trustees has limited each Fund's 12b-1 fee to 0.07% of its average daily net assets through September 30, 2008 and 0.06% of its average daily net assets from October 1, 2008 through at least until January 31, 2010.

ADDITIONAL EXPENSES

Standard and Poor's ("S&P"), NYSE Alternext US LLC, formerly the American Stock Exchange LLC (the "NYSE Alternext"), and Merrill Lynch, Pierce, Fenner & Smith Incorporated ("Merrill Lynch") have entered into a license agreement with respect to each Select Sector SPDR Fund's Select Sector Index. The Trust has entered into a sub-license agreement whereby the Trust agrees to pay a sub-license fee per annum (i) to S&P equal to the greater of 0.03% of the aggregate net assets of the Trust or $450,000 (the "Minimum Annual Fee"), and (ii) to Merrill Lynch equal to 0.03% of the aggregate net assets of the Trust. The fee to S&P is payable annually and the fee to Merrill Lynch is payable on a quarterly basis. Each Select Sector SPDR Fund will pay its proportionate share of the annual sub-license fees based on the relative net assets of each Fund.

TRANSACTIONS WITH AFFILIATES

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at September 30, 2008 and for the period then ended are:

                                            SHARES                                                REALIZED LOSS
                               NUMBER OF   PURCHASED  SHARES SOLD                 INCOME EARNED     ON SHARES    MARKET VALUE
                                SHARES      FOR THE     FOR THE      NUMBER OF       FOR THE       SOLD DURING      AT THE
                                HELD AT   YEAR ENDED   YEAR ENDED   SHARES HELD     YEAR ENDED   THE YEAR ENDED   YEAR ENDED
                              09/30/2007  09/30/2008   09/30/2008  AT 09/30/2008    09/30/2008     09/30/2008     09/30/2008
-----------------------------------------------------------------------------------------------------------------------------
Financial Select Sector SPDR
  Fund                          411,771   10,320,175   7,549,025     3,182,921      $1,836,703    $(18,101,224)  $181,044,547
                                DIVIDENDS
                                RECEIVABLE
                              AT 09/30/2008
-------------------------------------------
Financial Select Sector SPDR
  Fund                           $818,022

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

Each Fund invests its cash collateral for securities lending in the shares of the State Street Navigator Securities Lending Prime Portfolio, an affiliated fund of the Adviser. Amounts relating to these investments at September 30, 2008 and for the period then ended are:

                                                       SHARES PURCHASED   SHARES SOLD                  INCOME EARNED
                                          NUMBER OF         FOR THE         FOR THE       NUMBER OF       FOR THE
                                         SHARES HELD      YEAR ENDED       YEAR ENDED    SHARES HELD     YEAR ENDED
                                        AT 09/30/2007     09/30/2008       09/30/2008   AT 09/30/2008    09/30/2008
--------------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector
  SPDR Fund                                   --           683,539,819     600,741,700    82,798,119     $  593,676
Consumer Staples Select Sector SPDR
  Fund                                        --         1,054,225,476   1,020,166,616    34,058,860        310,456
Energy Select Sector SPDR Fund                --         1,331,824,292   1,163,623,427   168,200,865        238,427
Financial Select Sector SPDR Fund             --         3,150,938,519   2,571,496,119   579,442,400      2,789,415
Health Care Select Sector SPDR Fund           --           605,133,275     583,967,035    21,166,240        135,381
Industrial Select Sector SPDR Fund            --           897,403,466     824,998,067    72,405,399        143,131
Materials Select Sector SPDR Fund             --           882,470,931     820,997,319    61,473,612        455,277
Technology Select Sector SPDR Fund            --           793,123,937     710,046,041    83,077,896        159,423
Utilities Select Sector SPDR Fund             --         1,066,765,789     933,285,776   133,480,013        261,398


4.  SHAREHOLDER TRANSACTIONS IN SELECT SECTOR SPDR FUNDS WERE AS FOLLOWS FOR:

CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND



                                        YEAR ENDED
                                    SEPTEMBER 30, 2008
                            SELECT SECTOR
                             SPDR SHARES           AMOUNT
                            -------------     ---------------
SPDR shares sold              219,700,000     $ 6,883,206,323
Dividend reinvestment
  SPDR shares issued                  571              17,777
SPDR shares redeemed         (204,050,000)     (6,402,701,503)
Net income equalization                --           2,523,993
                             ------------     ---------------
Net increase                   15,650,571     $   483,046,590
                             ============     ===============




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              94,700,000    $ 3,551,099,956
Dividend reinvestment SPDR
  shares issued                      286             11,045
SPDR shares redeemed         (87,150,000)    (3,279,556,434)
Net income equalization               --            584,070
                             -----------    ---------------
Net increase                   7,550,286    $   272,138,637
                             ===========    ===============



CONSUMER STAPLES SELECT SECTOR SPDR FUND



                                        YEAR ENDED
                                    SEPTEMBER 30, 2008
                            SELECT SECTOR
                             SPDR SHARES           AMOUNT
                            -------------     ---------------
SPDR shares sold              158,450,000     $ 4,444,022,556
Dividend reinvestment
  SPDR shares issued                4,677             129,635
SPDR shares redeemed         (126,900,000)     (3,528,921,348)
Net income equalization                --          (1,695,725)
                             ------------     ---------------
Net increase                   31,554,677     $   913,535,118
                             ============     ===============




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              58,750,000    $ 1,574,102,125
Dividend reinvestment SPDR
  shares issued                    2,557             68,119
SPDR shares redeemed         (42,350,000)    (1,131,406,827)
Net income equalization               --            526,243
                             -----------    ---------------
Net increase                  16,402,557    $   443,289,660
                             ===========    ===============



ENERGY SELECT SECTOR SPDR FUND



                                        YEAR ENDED
                                    SEPTEMBER 30, 2008
                            SELECT SECTOR
                             SPDR SHARES           AMOUNT
                            -------------     ----------------
SPDR shares sold              669,450,000     $ 51,089,925,647
Dividend reinvestment
  SPDR shares issued                3,536              279,688
SPDR shares redeemed         (630,950,000)     (48,008,463,879)
Net income equalization                --            8,855,712
                             ------------     ----------------
Net increase                   38,503,536     $  3,090,597,168
                             ============     ================




                                      YEAR ENDED
                                  SEPTEMBER 30, 2007
                           SELECT SECTOR
                            SPDR SHARES         AMOUNT
                           -------------   ----------------
SPDR shares sold             562,400,000   $ 35,133,459,655
Dividend reinvestment
  SPDR shares issued               2,919            183,218
SPDR shares redeemed        (572,350,000)   (35,728,141,995)
Net income equalization               --           (345,942)
                            ------------   ----------------
Net increase                  (9,947,081)  $   (594,845,064)
                            ============   ================


THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

FINANCIAL SELECT SECTOR SPDR FUND



                                        YEAR ENDED
                                    SEPTEMBER 30, 2008
                            SELECT SECTOR
                             SPDR SHARES           AMOUNT
                           --------------     ----------------
SPDR shares sold            2,787,450,000     $ 69,928,231,222
Dividend reinvestment
  SPDR shares issued               98,321            2,281,222
SPDR shares redeemed       (2,278,000,000)     (57,515,924,060)
Net income equalization                --          (72,941,113)
                           --------------     ----------------
Net increase                  509,548,321     $ 12,341,647,271
                           ==============     ================




                                      YEAR ENDED
                                  SEPTEMBER 30, 2007
                           SELECT SECTOR
                            SPDR SHARES         AMOUNT
                           -------------   ----------------
SPDR shares sold             770,450,000   $ 27,034,964,560
Dividend reinvestment
  SPDR shares issued               5,000            182,283
SPDR shares redeemed        (744,200,000)   (26,103,322,838)
Net income equalization               --        (15,512,112)
                            ------------   ----------------
Net increase                  26,255,000   $    916,311,893
                            ============   ================



HEALTH CARE SELECT SECTOR SPDR FUND



                                        YEAR ENDED
                                    SEPTEMBER 30, 2008
                            SELECT SECTOR
                             SPDR SHARES           AMOUNT
                            -------------     ---------------
SPDR shares sold             110,600,000      $ 3,638,014,975
Dividend reinvestment
  SPDR shares issued               3,120              102,813
SPDR shares redeemed         (91,100,000)      (2,941,946,997)
Net income equalization               --              484,033
                             -----------      ---------------
Net increase                  19,503,120      $   696,654,824
                             ===========      ===============




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              55,950,000    $ 1,942,575,000
Dividend reinvestment SPDR
  shares issued                    2,574             88,416
SPDR shares redeemed         (56,100,000)    (1,936,716,792)
Net income equalization               --          1,480,632
                             -----------    ---------------
Net increase                    (147,426)   $     7,427,256
                             ===========    ===============



INDUSTRIAL SELECT SECTOR SPDR FUND



                                        YEAR ENDED
                                    SEPTEMBER 30, 2008
                            SELECT SECTOR
                             SPDR SHARES           AMOUNT
                            -------------     ---------------
SPDR shares sold              197,500,000     $ 7,196,090,230
Dividend reinvestment
  SPDR shares issued                5,553             208,451
SPDR shares redeemed         (191,850,000)     (7,039,948,131)
Net income equalization                --           1,962,937
                             ------------     ---------------
Net increase                    5,655,553     $   158,313,487
                             ============     ===============




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold             114,500,000    $ 4,338,692,632
Dividend reinvestment SPDR
  shares issued                    3,589            129,539
SPDR shares redeemed         (98,750,000)    (3,711,051,770)
Net income equalization               --             27,559
                             -----------    ---------------
Net increase                  15,753,589    $   627,797,960
                             ===========    ===============



MATERIALS SELECT SECTOR SPDR FUND



                                        YEAR ENDED
                                    SEPTEMBER 30, 2008
                            SELECT SECTOR
                             SPDR SHARES           AMOUNT
                            -------------     ----------------
SPDR shares sold              354,100,000     $ 14,406,208,982
Dividend reinvestment
  SPDR shares issued                3,641              150,116
SPDR shares redeemed         (352,850,000)     (14,347,038,337)
Net income equalization                --            9,522,491
                             ------------     ----------------
Net increase                    1,253,641     $     68,843,252
                             ============     ================




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              249,550,000   $ 9,535,256,449
Dividend reinvestment SPDR
  shares issued                     2,987           109,473
SPDR shares redeemed         (230,850,000)   (8,804,395,004)
Net income equalization                --           991,953
                             ------------   ---------------
Net increase                   18,702,987   $   731,962,871
                             ============   ===============


THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

TECHNOLOGY SELECT SECTOR SPDR FUND



                                        YEAR ENDED
                                    SEPTEMBER 30, 2008
                            SELECT SECTOR
                             SPDR SHARES           AMOUNT
                            -------------     ---------------
SPDR shares sold              186,750,000     $ 4,391,416,150
Dividend reinvestment
  SPDR shares issued                  507              12,603
SPDR shares redeemed         (164,900,000)     (3,797,249,856)
Net income equalization                --             955,973
                             ------------     ---------------
Net increase                   21,850,507     $   595,134,870
                             ============     ===============




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              79,700,000    $ 1,975,267,903
Dividend reinvestment SPDR
  shares issued                      269              6,311
SPDR shares redeemed         (61,350,000)    (1,506,938,806)
Net income equalization               --            349,727
                             -----------    ---------------
Net increase                  18,350,269    $   468,685,135
                             ===========    ===============



UTILITIES SELECT SECTOR SPDR FUND



                                        YEAR ENDED
                                    SEPTEMBER 30, 2008
                            SELECT SECTOR
                             SPDR SHARES           AMOUNT
                            -------------     ---------------
SPDR shares sold              157,850,000     $ 6,209,453,579
Dividend reinvestment
  SPDR shares issued                9,867             400,895
SPDR shares redeemed         (159,400,000)     (6,319,023,345)
Net income equalization                --           8,875,769
                             ------------     ---------------
Net increase                   (1,540,133)    $  (100,293,102)
                             ============     ===============




                                       YEAR ENDED
                                   SEPTEMBER 30, 2007
                            SELECT SECTOR
                             SPDR SHARES         AMOUNT
                            -------------   ---------------
SPDR shares sold              209,350,000   $ 8,129,121,205
Dividend reinvestment SPDR
  shares issued                     6,860           263,764
SPDR shares redeemed         (228,950,000)   (8,807,153,526)
Net income equalization                --        10,288,606
                             ------------   ---------------
Net increase                  (19,593,140)  $  (667,479,951)
                             ============   ===============



Except for under the Trust's dividend reinvestment plan, Select Sector SPDR shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares. Such transactions are generally permitted on an in-kind basis only, with a separate cash payment which is equivalent to the undistributed net investment income per share (income equalization) and a balancing cash component to equate the transaction to the net asset value per unit of the Fund on the transaction date. Transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Custodian and used to defray related expenses.

5.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial statement purposes. Accordingly, gross unrealized appreciation and depreciation at September 30, 2008 were as follows:

                                                                                                 NET UNREALIZED
                                                          GROSS UNREALIZED   GROSS UNREALIZED     APPRECIATION
FUND                                    IDENTIFIED COST     APPRECIATION       DEPRECIATION      (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------
Consumer Discretionary Select Sector
  SPDR Fund                             $ 1,354,269,995     $    229,397      $  273,734,656    $  (273,505,259)
Consumer Staples Select Sector SPDR
  Fund                                    3,147,342,648       47,536,654         232,426,065       (184,889,411)
Energy Select Sector SPDR Fund            8,518,358,112               --       1,717,938,373     (1,717,938,373)
Financial Select Sector SPDR Fund        13,061,301,880      530,594,893       1,057,896,354       (527,301,461)
Health Care Select Sector SPDR Fund       2,927,601,567       21,677,162         541,492,882       (519,815,720)
Industrial Select Sector SPDR Fund        2,237,495,471               --         496,857,483       (496,857,483)
Materials Select Sector SPDR Fund         1,877,951,974               --         418,718,392       (418,718,392)
Technology Select Sector SPDR Fund        3,372,445,735          866,209         842,155,160       (841,288,951)
Utilities Select Sector SPDR Fund         2,934,239,250               --         569,446,977       (569,446,977)

THE SELECT SECTOR SPDR TRUST
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
SEPTEMBER 30, 2008

--------------------------------------------------------------------------------

6.  INVESTMENT TRANSACTIONS

For the year ended September 30, 2008, the Trust had in-kind contributions and in-kind redemptions as follows:

FUND                                                  CONTRIBUTIONS      REDEMPTIONS
--------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund       $ 5,119,185,408   $ 4,633,393,596
Consumer Staples Select Sector SPDR Fund               3,457,024,349     2,543,607,488
Energy Select Sector SPDR Fund                        33,970,687,699    30,880,324,880
Financial Select Sector SPDR Fund                     48,909,118,040    36,659,538,431
Health Care Select Sector SPDR Fund                    2,930,811,421     2,234,251,367
Industrial Select Sector SPDR Fund                     5,189,476,758     5,031,230,490
Materials Select Sector SPDR Fund                     10,170,388,589    10,101,947,213
Technology Select Sector SPDR Fund                     3,500,753,155     2,903,266,054
Utilities Select Sector SPDR Fund                      4,792,050,335     4,892,711,665


The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions in Note 4. The table represents the accumulation of the Funds' daily net shareholder transactions while Note 4 reflects gross shareholder transactions including any cash component of the transactions.

For the year ended September 30, 2008, the Trust had purchases and sales of investment securities as follows:

FUND                                                     PURCHASES          SALES
-------------------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund        $   93,991,408   $   72,449,349
Consumer Staples Select Sector SPDR Fund                  74,696,930       73,215,540
Energy Select Sector SPDR Fund                           435,175,243      377,282,039
Financial Select Sector SPDR Fund                      1,330,628,769    1,174,776,388
Health Care Select Sector SPDR Fund                       92,191,699       87,047,867
Industrial Select Sector SPDR Fund                        79,807,749       68,966,734
Materials Select Sector SPDR Fund                        176,917,670      178,244,259
Technology Select Sector SPDR Fund                       295,169,065      264,575,970
Utilities Select Sector SPDR Fund                        262,617,372       89,807,330


7.  SECURITIES LENDING

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned, should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of September 30, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds' Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

THE SELECT SECTOR SPDR TRUST
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of The Select Sector SPDR Trust

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the nine funds (each a "Fund") comprising The Select Sector SPDR Trust (the "Trust") at September 30, 2008, the results of their operations, the changes in their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2008 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
November 24, 2008

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION
SEPTEMBER 30, 2008 (UNAUDITED)

The following charts are provided to show the frequency at which the daily market price on each Fund's primary listing exchange ("Exchange"), the secondary market for shares of each Fund, was at a discount or premium to such Fund's daily net asset value ("NAV"). The market price of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the Exchange, as of the time that the Fund's NAV is calculated (referred to as the "Bid/Offer Midpoint"). Each Fund's Bid/Offer Midpoint may at times be at, above or below its NAV. The discount or premium is the percentage difference between the NAV and the Bid/Offer Midpoint of a Fund. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Bid/Offer Midpoint of each Fund will fluctuate in accordance with changes in its NAV, as well as supply and demand.

THE CONSUMER DISCRETIONARY SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199     >200      50-99    100-199     >200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2008.............     8         1          0         0         0          0


THE CONSUMER STAPLES SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199     >200      50-99    100-199     >200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2008.............     7         1          0         0         0          0


THE ENERGY SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199     >200      50-99    100-199     >200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2008.............     0         1          0         1         0          0


THE FINANCIAL SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199     >200      50-99    100-199     >200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2008.............     3         2          1         3         0          2


* Prior to 2/1/2007 the discount and premium information was calculated by comparing the closing price vs. the NAV of the Fund.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

THE HEALTH CARE SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199     >200      50-99    100-199     >200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2008.............     4         0          1         1         0          0


THE INDUSTRIAL SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199     >200      50-99    100-199     >200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2008.............     3         0          0         0         0          0


THE MATERIALS SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199     >200      50-99    100-199     >200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2008.............     4         1          0         2         0          0


THE TECHNOLOGY SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199     >200      50-99    100-199     >200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2008.............     3         1          0         2         0          0


THE UTILITIES SELECT SECTOR SPDR FUND
FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/OFFER MIDPOINT* VS. NAV

                                            BID/OFFER MIDPOINT ABOVE       BID/OFFER MIDPOINT BELOW
                                                      NAV                            NAV
                                          ---------------------------    ---------------------------
                                           50-99    100-199     >200      50-99    100-199     >200
                                           BASIS     BASIS      BASIS     BASIS     BASIS      BASIS
                                          POINTS     POINTS    POINTS    POINTS     POINTS    POINTS
                                          ------    -------    ------    ------    -------    ------
Five Years Ended 09/30/2008.............     2         0          0         1         0          0


* Prior to 2/1/2007 the discount and premium information was calculated by comparing the closing price vs. the NAV of the Fund.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

SHAREHOLDER EXPENSE EXAMPLE (UNAUDITED)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, distribution (12b-1) fees, administration, custodian and transfer agent fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at April 1, 2008 and held for the six-months ended September 30, 2008.

ACTUAL EXPENSES

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Shareholders are charged transaction fees at scheduled amounts ranging from $500 to $2,000 per Creation Unit to those persons creating or redeeming Creation Units. If you buy or sell Select Sector SPDR Shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

                                                  BEGINNING         ENDING           EXPENSES PAID
                                                ACCOUNT VALUE   ACCOUNT VALUE        DURING PERIOD*
                                                  04/01/2008      09/30/2008    04/1/2008 TO 09/30/2008
                                                -------------   -------------   -----------------------
Actual
  The Consumer Discretionary Select Sector
     SPDR Fund................................      $1,000        $  916.27              $1.05
  The Consumer Staples Select Sector SPDR
     Fund.....................................      $1,000        $  993.65              $1.10
  The Energy Select Sector SPDR Fund..........      $1,000        $  867.64              $1.03
  The Financial Sector SPDR Fund..............      $1,000        $  824.08              $1.00
  The Health Care Select Sector SPDR Fund.....      $1,000        $  990.95              $1.10
  The Industrial Select Sector SPDR Fund......      $1,000        $  835.11              $1.01
  The Materials Select Sector SPDR Fund.......      $1,000        $  831.28              $1.01
  The Technology Select Sector SPDR Fund......      $1,000        $  884.30              $1.04
  The Utilities Sector SPDR Fund..............      $1,000        $  884.53              $1.04
Hypothetical (assuming a 5% return before
  expenses)
  The Consumer Discretionary Select Sector
     SPDR Fund................................      $1,000        $1,023.90              $1.11
  The Consumer Staples Select Sector SPDR
     Fund.....................................      $1,000        $1,023.90              $1.11
  The Energy Select Sector SPDR Fund..........      $1,000        $1,023.90              $1.11
  The Financial Sector SPDR Fund..............      $1,000        $1,023.90              $1.11
  The Health Care Select Sector SPDR Fund.....      $1,000        $1,023.90              $1.11
  The Industrial Select Sector SPDR Fund......      $1,000        $1,023.90              $1.11
  The Materials Select Sector SPDR Fund.......      $1,000        $1,023.90              $1.11
  The Technology Select Sector SPDR Fund......      $1,000        $1,023.90              $1.11
  The Utilities Sector SPDR Fund..............      $1,000        $1,023.90              $1.11


* Expenses are equal to the Fund's annualized expense ratio of 0.22%, multiplied by the average account value of the period, multiplied by 183/366.

THE SELECT SECTOR SPDR TRUST
OTHER INFORMATION (CONTINUED)
SEPTEMBER 30, 2008 (UNAUDITED)

TAX INFORMATION

For federal income tax purposes, the following information is furnished with respect to the distributions of the Trust for its fiscal year ended September 30, 2008.

Percentage of distributions which qualify for the corporate dividends received deduction:

                                                                PERCENTAGE
--------------------------------------------------------------------------
Consumer Discretionary Select Sector SPDR Fund                     86.64%
Consumer Staples Select Sector SPDR Fund                          100.00
Energy Select Sector SPDR Fund                                     97.64
Financial Select Sector SPDR Fund                                  83.19
Health Care Select Sector SPDR Fund                               100.00
Industrials Select Sector SPDR Fund                                96.35
Materials Select Sector SPDR Fund                                  80.80
Technology Select Sector SPDR Fund                                100.00
Utilities Select Sector SPDR Fund                                  97.24


For the fiscal year ended September 30, 2008 certain dividends paid by the Trust may be designated as qualified dividend income and subject to maximum tax rate of 15%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003. Complete information will be reported in conjunction with your 2008 Form 1099-DIV.

PROXY VOTING POLICIES AND PROCEDURES AND RECORD

You may obtain a description of the Funds' proxy voting policies and procedures without charge, upon request by contacting the Funds directly at 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, or the Funds' website at www.sectorspdrs.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-months period ended June 30 is also available without charge, upon request by calling 1-800-843-2639 (toll free), on the website of the Securities and Exchange Commission, at www.sec.gov, and on the Funds' website at www.sectorspdrs.com.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission of the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the Securities and Exchange Commission's website at www.sec.gov and may be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free).

TRUSTEES AND OFFICERS


                                                 TERM OF                               NUMBER OF
                                                 OFFICE                               PORTFOLIOS
                                     POSI-     AND LENGTH                               IN FUND
                                    TION(S)        OF             PRINCIPAL             COMPLEX           OTHER
                                     WITH         TIME          OCCUPATION(S)          OVERSEEN       DIRECTORSHIPS
NAME, ADDRESS AND DATE OF BIRTH      FUNDS       SERVED      DURING PAST 5 YEARS      BY TRUSTEE     HELD BY TRUSTEE
-------------------------------   ----------   ----------   --------------------    --------------   ---------------
George R. Gaspari                 Trustee,     Unlimited    Financial Services              9        Director and
P.O Box 844                       Chairman,    Elected:     Consultant (1996 to                      Member of the
124 Island Drive                  Member of    October      present).                                Audit Committee
Highland Lakes, NJ 07422          the Audit    1998                                                  of Liberty All-
1940                              Committee                                                          Star Funds.

Ernest J. Scalberg                Trustee,     Unlimited    Associate Vice                  9        Director and
Monterey Institute of             Member of    Elected:     President for                            Member of the
International Studies             the Audit    October      External Programs                        Audit and
460 Pierce St.                    Committee    1998         and Dean of Fisher                       Nominating
Monterey, CA 93940                                          Graduate School of                       Committees, TDX
1945                                                        International                            Independence
                                                            Business (2001 to                        Funds, Inc.
                                                            present); Dean of
                                                            the Graduate School
                                                            of Business
                                                            Administration and
                                                            Dean of Faculty of
                                                            the School of
                                                            Business at Fordham
                                                            University (April
                                                            1994 to 2001);
                                                            Director, Adviser or
                                                            Trustee to numerous
                                                            non-profit
                                                            organizations (1974
                                                            to present).

R. Charles Tschampion             Trustee;     Unlimited    Director, Industry              9        Trustee of
CFA Institute                     Member of    Elected:     Relations, CFA                           Lehigh
477 Madison Ave.                  the Audit    October      Institute (2005 to                       University and
New York, NY 10022                Committee    1998         present) Managing                        Chair of the
1946                                                        Director of                              Investment Sub-
                                                            Investment Research                      Committee for
                                                            and Managing                             the Lehigh
                                                            Director of Defined                      University
                                                            Contribution Plans,                      Endowment Fund;
                                                            General Motors Asset                     Director,
                                                            Management                               Chairman of the
                                                            Corporation (1994 to                     Audit Committee
                                                            2005); Director,                         and Member of
                                                            India Magnum Fund                        the Nominating
                                                            (1994 to 2005);                          Committee, TDX
                                                            Trustee of Lehigh                        Independence
                                                            University and Chair                     Funds, Inc.
                                                            of the Investment                        Director,
                                                            Sub-Committee for                        Select Hedged
                                                            the Lehigh                               High Yield
                                                            University Endowment                     Overseas Fund;
                                                            Fund (October 1998                       Director, Real
                                                            to present).                             Estate
                                                                                                     Information
                                                                                                     Standards
                                                                                                     Board.

Cheryl Burgermeister              Trustee;     Unlimited    Retired; Trustee and            9        Trustee and
One Lincoln Street                Chairman     Elected:     Treasurer of                             Treasurer of
Boston, MA 02111                  of the       October      Portland Community                       Portland
1951                              Audit        1998         College Foundation                       Community
                                  Committee                 (2001 to present);                       College
                                                            Finance Committee                        Foundation;
                                                            Member/ Chairman                         Trustee and
                                                            Portland Community                       Audit Committee
                                                            College Foundation                       Chairman of
                                                            (January 2001 to                         E*Trade Funds
                                                            present); Trustee                        (February 2004
                                                            Zero Gravity                             to present).
                                                            Internet Fund (May
                                                            2000 to November
                                                            2001); Active CPA in
                                                            Oregon.

James E. Ross*                    Interested   Unlimited    President, SSgA               104        SPDR Series
SSgA Funds Management, Inc.       Trustee      Elected:     Funds Management,                        Trust
State Street Financial Center                  November     Inc. (2005-present);                     (Trustee); SPDR
One Lincoln Street                             2005         Principal, SSgA                          Index Shares
Boston, MA 02111                                            Funds Management,                        Funds
1965                                                        Inc. (2001-present);                     (Trustee);
                                                            Principal, State                         State Street
                                                            Street Global                            Master Funds
                                                            Advisors (March 2000                     (Trustee); and
                                                            to present); Vice                        State Street
                                                            President, State                         Institutional
                                                            Street Bank and                          Investment
                                                            Trust Company (1998-                     Trust
                                                            March 2000).                             (Trustee).


* Mr. Ross is an Interested Trustee because of his employment with the Adviser and ownership interest in an affiliate of the Adviser.

The Statement of Additional Information includes additional information about the Board of Trustees and is available, without charge, upon request, by calling 1-800-843-2639 (toll free).

                                        POSITION(S)            TERM OF OFFICE
                                           WITH                 AND LENGTH OF              PRINCIPAL OCCUPATION(S)
NAME, ADDRESS AND DATE OF BIRTH            FUNDS                 TIME SERVED                 DURING PAST 5 YEARS
-------------------------------   ----------------------   ----------------------   ------------------------------------

OFFICERS

Gary L. French                    President                Unlimited Elected: May   Senior Vice President, State Street
State Street Bank and                                      2005                     Bank and Trust Company (2002-
Trust Company                                                                       present).
Two Avenue de Lafayette
Boston, MA 02111
1951

Michael P. Riley                  Vice President           Unlimited Elected:       Principal, State Street Global
SSgA Funds Management, Inc.                                February 2005            Advisors (2005 to present);
State Street Financial Center                                                       Assistant Vice President, State
One Lincoln Street                                                                  Street Bank and Trust Company (2000-
Boston, MA 02111                                                                    2004).
1969

Chad C. Hallett                   Treasurer                Unlimited Elected:       Vice President, State Street Bank &
State Street Bank and Trust                                November 2007            Trust Company (2001-present).*
Company
Two Avenue de Lafayette
Boston, MA 02111
1969

Matthew Flaherty                  Assistant Treasurer      Unlimited Elected: May   Assistant Vice President, State
State Street Bank and Trust                                2005                     Street Bank and Trust Company (1994-
Company                                                                             present).*
Two Avenue de Lafayette
Boston, MA 02111
1971

Ryan M. Louvar                    Secretary                Unlimited Elected:       Vice President and Senior Counsel,
State Street Bank and                                      August 2008              State Street Bank and Trust Company
Trust Company                                                                       (2005-present)*; Counsel, BISYS
Four Copley Place; 5(th) Floor                                                      Group, Inc. (2000-2005).
Boston, MA 02116
1972

Mark E. Tuttle                    Assistant Secretary      Unlimited Elected:       Vice President and Counsel, State
State Street Bank and                                      August 2007              Street Bank and Trust Company (2007-
Trust Company                                                                       present); Assistant Counsel, BISYS
Four Copley Place; 5(th) Floor                                                      Group, Inc. (2007) (a financial
Boston, MA 02116                                                                    services company)*; Sole
1970                                                                                Practitioner, Mark E. Tuttle
                                                                                    Attorney at Law (2004-2005);
                                                                                    Paralegal, John Hancock Financial
                                                                                    Services, Inc. (2000-2004).

Julie B. Piatelli                 Chief Compliance         Unlimited Elected:       Principal and Senior Compliance
SSgA Funds Management, Inc.       Officer                  August 2007              Officer, SSgA Funds Management, Inc.
State Street Financial Center                                                       (2004-present); Vice President,
One Lincoln Street                                                                  State Street Global Advisors (2004-
Boston, MA 02111                                                                    present); Senior Manager,
1967                                                                                PricewaterhouseCoopers LLP
                                                                                    (1999-2004).


* Served in various capacities during noted period.

THE SPDR(R) FAMILY OF EXCHANGE TRADED FUNDS

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. PLEASE CALL 1-866-787-2257 TO OBTAIN A PROSPECTUS FOR ANY SPDR ETF. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION, INCLUDING CHARGES, EXPENSES, INVESTMENT OBJECTIVES AND RISK FACTORS THAT SHOULD BE CAREFULLY CONSIDERED TO DETERMINE IF THE FUND(S) ARE AN APPROPRIATE INVESTMENT FOR YOU. READ THE PROSPECTUS(ES) CAREFULLY BEFORE INVESTING. INVESTING INVOLVES RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

SPDR INDEX SHARES FUNDS
-----------------------
SPDR DJ STOXX 50(R) ETF (FEU)
SPDR DJ EURO STOXX 50(R) ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF (GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR DJ Wilshire Global Real Estate ETF (RWO)
SPDR DJ Wilshire International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR Russell/Nomura PRIME(TM) Japan ETF (JPP)
SPDR Russell/Nomura Small Cap(TM) Japan ETF (JSC)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR SERIES TRUST
-----------------
SPDR DJ Wilshire Total Market ETF (TMW)
SPDR DJ Wilshire Large Cap ETF (ELR)
SPDR DJ Wilshire Large Cap Growth ETF (ELG)
SPDR DJ Wilshire Large Cap Value ETF (ELV)
SPDR DJ Wilshire Mid Cap ETF (EMM)
SPDR DJ Wilshire Mid Cap Growth ETF (EMG)
SPDR DJ Wilshire Mid Cap Value ETF (EMV)
SPDR DJ Wilshire Small Cap ETF (DSC)
SPDR DJ Wilshire Small Cap Growth ETF (DSG)
SPDR DJ Wilshire Small Cap Value ETF (DSV)
SPDR DJ Global Titans ETF (DGT)
SPDR DJ Wilshire REIT ETF (RWR)
SPDR KBW Bank ETF (KBE)
SPDR KBW Capital Markets ETF (KCE)
SPDR KBW Insurance ETF (KIE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Biotech ETF (XBI)
SPDR S&P Homebuilders ETF (XHB)

-----------------------------

SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR KBW Regional Banking(SM) ETF (KRE)
SPDR Lehman 1-3 Month T-Bill ETF (BIL)
SPDR Lehman Short Term Municipal Bond ETF (SHM)
SPDR Lehman Intermediate Term Treasury ETF (ITE)
SPDR Lehman Long Term Treasury ETF (TLO)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Lehman California Municipal Bond ETF (CXA)
SPDR Lehman New York Municipal Bond ETF (INY)
SPDR Lehman Municipal Bond ETF (TFI)
SPDR Lehman Aggregate Bond ETF (LAG)
SPDR Lehman International Treasury Bond ETF (BWX)
SPDR Lehman High Yield Bond ETF (JNK)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)

THE SELECT SECTOR SPDR TRUST
----------------------------
The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

DIAMONDS TRUST, SERIES 1 (DIA)
------------------------------

SPDR TRUST, SERIES 1 (SPY)
---------------------------

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR Trust and DIAMONDS Trust, both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

                          Select Sector Spider Heading


TRUSTEES
CHERYL BURGERMEISTER
GEORGE R. GASPARI, CHAIRMAN
JAMES E. ROSS
ERNEST J. SCALBERG
R. CHARLES TSCHAMPION

OFFICERS
GARY L. FRENCH, PRESIDENT
MICHAEL P. RILEY, VICE PRESIDENT
CHAD C. HALLETT, TREASURER
MATTHEW FLAHERTY, ASSISTANT TREASURER
RYAN M. LOUVAR, SECRETARY
MARK E. TUTTLE, ASSISTANT SECRETARY
JULIE B. PIATELLI, CHIEF COMPLIANCE OFFICER

INVESTMENT MANAGER
SSGA FUNDS MANAGEMENT, INC.
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

DISTRIBUTOR
ALPS DISTRIBUTORS, INC.
1290 BROADWAY, SUITE 1100
DENVER, COLORADO 80203

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT
STATE STREET BANK AND TRUST COMPANY
STATE STREET FINANCIAL CENTER
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

LEGAL COUNSEL
CLIFFORD CHANCE US LLP
31 WEST 52ND STREET
NEW YORK, NEW YORK 10166

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PRICEWATERHOUSECOOPERS LLP
125 HIGH STREET
BOSTON, MASSACHUSETTS 02110

The Select Sector SPDR Trust is distributed by ALPS Distributors, Inc.

The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus from the Distributor. Please read the prospectus carefully before you invest.

                                                            SEL000424 Exp: 12/09

                          [SELECT SECTOR SPDR LOGO]

                   Start Weaving a stronger portfolio today.

                Visit www.sectorspdrs.com or call 1-800-843-2639

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the "Code of Ethics"). During the period covered by this report, no substantive amendments were made to the Code of Ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics.

The Code of Ethics is attached hereto as Exhibit 12(a)(1).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Board of Trustees of the registrant has determined that the registrant has two Board members serving on the Audit Committee that possess the attributes identified in Instructions 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert."

     (2) George Gaspari and Cheryl Burgermeister are the registrant's audit committee financial experts. The Board also determined that Mr. Gaspari and Ms. Burgermeister are not "interested person(s)" of the registrant as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

For the fiscal years ending September 30, 2008 and September 30, 2007, the aggregate audit fees billed for professional services rendered by the principal accountant were $163,800 and $178,200, respectively. The nature of the services are (1) auditing of the statements of assets and liabilities, related statements of operations and changes in net assets, and the financial highlights of each series of the registrant; (2) auditing and reporting on the financial statements to be included in the amendment to the registrant's registration statement on Form N-1A to be filed with the Securities and Exchange Commission; (3) review of the amendment to the registration statement; and (4) issuance of a Report on Internal Control for inclusion in the registrant's Form N-SAR.

(b) Audit-Related Fees.

For the fiscal years ending September 30, 2008 and September 30, 2007, the principal accountant did not bill the registrant any fees for assurances and related services that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees.

For the fiscal years ending September 30, 2008 and September 30, 2007, the aggregate tax fees billed for professional services rendered by the principal accountant were $72,900 and $69,300, respectively. Services included the review of the registrant's federal, state and local income, franchise and other tax returns.

(d) All Other Fees.

There were no other fees billed by the principal accountant for the fiscal years ending September 30, 2008 and September 30, 2007.

(e)(1) Audit Committee Pre-Approval Policies and Procedures.

The registrant's Audit Committee Charter states the following with respect to pre-approval procedures:

Before the independent auditors are engaged by the Trust to render audit or non-audit services, either:

     a. The Audit Committee shall pre-approve all auditing services and permissible non-audit services (e.g., tax services) provided to the Trust. The Audit Committee may delegate to one or more of its members the authority to grant pre-approvals. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board of Trustees;

     b. De Minimis Exceptions to Pre-Approval Requirements: Pre-Approval for a service provided to the Trust other than audit, review or attest services is not required if: (1) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to the independent auditors during the fiscal year in which the non-audit services are provided; (2) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (3) such services are promptly brought to the attention of the Audit Committee and are approved by the Audit Committee or by one or more members of the Audit Committee to whom authority to grant such approvals has been delegated by the Audit Committee prior to the completion of the audit.

     c. Pre-Approval of Non-Audit Services Provided to the investment adviser and Certain Control Persons: The Audit Committee shall pre-approve any non-audit services proposed to be provided by the independent auditors to (a) the investment adviser and (b) any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Trust, if the independent auditors' engagement with the investment adviser or any such control persons relates directly to the operations and financial reporting of the Trust. Any decision of any member to whom authority is delegated under this section shall be presented to the full Audit Committee at the next regularly scheduled meeting of the Board of Trustees It shall be the responsibility of the independent auditors to notify the Audit Committee of any non-audit services that need to be pre-approved.

     d. Application of De Minimis Exception: The De Minimis exception set forth above applies to pre-approvals under this Section as well, except that the "total amount of revenues" calculation is based on the total amount of revenues paid to the independent auditors by the Trust and any other entity that has its services approved under this Section (i.e., the investment adviser or any control person).

(e)(2) Percentage of Services.

One hundred percent of the services described in each of paragraphs (b) through
(d) of this Item were approved by the registrant's Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) For the fiscal years ending September 30, 2008 and September 30, 2007, the aggregate non-audit fees for services rendered by PwC to the registrant and SSgA Funds Management, Inc. (the "Adviser") and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the registrant were $7,631,000 and $7,265,000, respectively.

(h) Not applicable.

ITEM 5. DISCLOSURE OF AUDIT COMMITTEES FOR LISTED COMPANIES.

The registrant has an audit committee which was established by the Board of Trustees of the registrant in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended. The members of the registrant's audit committee are George Gaspari, Cheryl Burgermeister, Ernest Scalberg and R. Charles Tschampion.

ITEM 6. SCHEDULE OF INVESTMENTS.

The schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant's Board.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Gary L. French, the registrant's President and Principal Executive Officer, and Chad C. Hallett, the registrant's Treasurer and Principal Financial Officer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. French and Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics referred to in Item 2.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Select Sector SPDR(R) Trust


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President and Principal Executive
    Officer

Date: November 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Gary L. French
    ---------------------------------
    Gary L. French
    President and Principal Executive
    Officer

Date: November 24, 2008


By: /s/ Chad C. Hallett
    ---------------------------------
    Chad C. Hallett
    Treasurer and Principal Financial
    Officer

Date: November 24, 2008